                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6061

                      (Investment Company Act File Number)

                              Federated Index Trust
         _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/03

               Date of Reporting Period: Six months ended 4/30/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$17.97	$21.51	$29.08	$28.09	$22.91	$19.70
Income From Investment Operations:
Net investment income	0.13	0.26	0.27	0.29	0.31	0.31
Net realized and unrealized gain (loss) on investments and futures contracts	0.61	(3.55)	(7.56)	1.23	5.38	3.83

TOTAL FROM INVESTMENT OPERATIONS	0.74	(3.29)	(7.29)	1.52	5.69	4.14

Less Distributions:
Distributions from net investment income	(0.13)	(0.25)	(0.28)	(0.28)	(0.29)	(0.31)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.25)	(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.13)	(0.25)	(0.28)	(0.53)	(0.51)	(0.93)

Net Asset Value, End of Period	$18.58	$17.97	$21.51	$29.08	$28.09	$22.91

Total Return[1]	4.18%	(15.41)%	(25.15)%	5.40%	25.11%	21.56%

Ratios to Average Net Assets:

Expenses	0.35%[2]	0.34%	0.34%	0.34%	0.32%	0.31%

Net investment income	1.48%[2]	1.22%	1.03%	0.98%	1.18%	1.40%

Expense waiver/reimbursement[3]	0.30%[2]	0.29%	0.26%	0.25%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$895,641	$906,710	$1,228,402	$2,021,341	$2,003,590	$1,445,175

Portfolio turnover	13%	18%	7%	11%	3%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$17.93	$21.46	$29.01	$28.03	$22.86	$19.66
Income From Investment Operations:
Net investment income	0.10	0.19	0.18	0.19	0.23	0.25
Net realized and unrealized gain (loss) on investments and futures contracts	0.62	(3.53)	(7.52)	1.23	5.37	3.82

TOTAL FROM INVESTMENT OPERATIONS	0.72	(3.34)	(7.34)	1.42	5.60	4.07

Less Distributions:
Distributions from net investment income	(0.11)	(0.19)	(0.21)	(0.19)	(0.21)	(0.25)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.25)	(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.11)	(0.19)	(0.21)	(0.44)	(0.43)	(0.87)

Net Asset Value, End of Period	$18.54	$17.93	$21.46	$29.01	$28.03	$22.86

Total Return[1]	4.04%	(15.67)%	(25.39)%	5.08%	24.76%	21.21%

Ratios to Average Net Assets:

Expenses	0.65%[2]	0.64%	0.64%	0.64%	0.62%	0.61%

Net investment income	1.18%[2]	0.92%	0.73%	0.67%	0.88%	1.09%

Expense waiver/reimbursement[3]	0.30%[2]	0.29%	0.26%	0.25%	0.28%	0.27%

Supplemental Data:

Net assets, end of period (000 omitted)	$565,324	$425,421	$578,776	$900,246	$726,976	$477,760

Portfolio turnover	13%	18%	7%	11%	3%	3%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$17.88	$21.40	$28.91	$27.96	$22.82	$19.81
Income From Investment Operations:
Net investment income (loss)	0.04	0.04	0.01	(0.00)[2]	0.07	0.12
Net realized and unrealized gain (loss) on investments and futures contracts	0.62	(3.52)	(7.50)	1.21	5.35	3.66

TOTAL FROM INVESTMENT OPERATIONS	0.66	(3.48)	(7.49)	1.21	5.42	3.78

Less Distributions:
Distributions from net investment income	(0.05)	(0.04)	(0.02)	(0.01)	(0.06)	(0.15)
Distributions from net realized gain on investments and futures contracts	--	--	--	(0.25)	(0.22)	(0.62)

TOTAL DISTRIBUTIONS	(0.05)	(0.04)	(0.02)	(0.26)	(0.28)	(0.77)

Net Asset Value, End of Period	$18.49	$17.88	$21.40	$28.91	$27.96	$22.82

Total Return[3]	3.68%	(16.28)%	(25.92)%	4.35%	23.94%	19.57%

Ratios to Average Net Assets:

Expenses	1.35%[4]	1.34%	1.34%	1.34%	1.32%	1.32%[4]

Net investment income (loss)	0.48%[4]	0.22%	0.03%	(0.03)%	0.18%	0.35%[4]

Expense waiver/reimbursement[6]	0.05%[4]	0.04%	0.01%	0.00%[5]	0.03%	0.02%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$86,771	$88,070	$111,863	$142,999	$96,251	$15,784

Portfolio turnover	13%	18%	7%	11%	3%	3%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 Represents less than 0.01%.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Class K Shares

(For a Share Outstanding Throughout the Period)

Period Ended (unaudited) 4/30/2003 [1]
Net Asset Value, Beginning of Period	$17.79
Income From Investment Operations:
Net investment income	0.01
Net realized and unrealized gain on investments and futures contracts	0.78

TOTAL FROM INVESTMENT OPERATIONS	0.79

Net Asset Value, End of Period	$18.58

Total Return[2]	4.44%

Ratios to Average Net Assets:

Expenses	1.09%[3]

Net investment income	0.74%[3]

Expense waiver/reimbursement[4]	0.05%[3]

Supplemental Data:

Net assets, end of period (000 omitted)	$0 [5]

Portfolio turnover	13%[6]

1 Reflects operations for the period from April 8, 2003 (start of performance) to April 30, 2003.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

5 Represents less than $1,000.

6 Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the six months ended April 30, 2003.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--96.6%[1]
		Consumer Discretionary--13.8%
833,277	[2]	AOL Time Warner, Inc.	$11,399,229
11,364	[2,3]	American Greetings Corp., Class A	165,460
52,490	[2]	AutoNation, Inc.	726,986
18,530	[2]	AutoZone, Inc.	1,497,409
57,114	[2]	Bed Bath & Beyond, Inc.	2,256,574
45,440	[2,3]	Best Buy Co., Inc.	1,571,315
20,121	[2]	Big Lots, Inc.	251,915
13,941		Black & Decker Corp.	575,066
15,799		Brunswick Corp.	344,892
100,703		Carnival Corp.	2,778,395
8,170	[3]	Carnival PLC, ADR	202,621
12,593		Centex Corp.	831,390
36,569		Circuit City Stores, Inc.	209,540
125,357	[2]	Clear Channel Communications, Inc.	4,902,712
405,219	[2]	Comcast Corp., Class A	12,930,538
13,202		Cooper Tire & Rubber Co.	185,884
64,504	[2,3]	Costco Wholesale Corp.	2,233,773
26,328		Dana Corp.	244,587
24,082		Darden Restaurants, Inc.	421,676
79,952		Delphi Auto Systems Corp.	671,597
15,216		Dillards, Inc., Class A	212,720
53,028	[3]	Dollar General Corp.	771,027
11,507		Dow Jones & Co.	455,677
41,205		Eastman Kodak Co.	1,232,441
30,060		Family Dollar Stores, Inc.	1,027,751
37,541		Federated Department Stores, Inc.	1,149,505
380,209	[3]	Ford Motor Co.	3,916,153
25,949		Fortune Brands, Inc.	1,255,932
46,580		Gannett Co., Inc.	3,527,038
153,960		Gap (The), Inc.	2,560,355
121,925	[3]	General Motors Corp.	4,395,396
24,767		Genuine Parts Co.	791,801
41,908	[2,3]	Goodyear Tire & Rubber Co.	239,714
52,720		Harley Davidson, Inc.	2,342,877
22,444	[2]	Harrah's Entertainment, Inc.	884,069
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
24,614		Hasbro, Inc.	$393,824
65,762	[3]	Hilton Hotels Corp.	875,950
421,589		Home Depot, Inc.	11,859,298
17,784	[2,3]	International Game Technology	1,534,759
54,219	[3]	Interpublic Group Cos., Inc.	618,097
15,503		Johnson Controls, Inc.	1,274,967
29,435	[2,3]	Jones Apparel Group, Inc.	839,486
10,396		KB HOME	512,211
14,297		Knight-Ridder, Inc.	922,871
58,708	[2]	Kohl's Corp.	3,334,614
33,951		Leggett and Platt, Inc.	701,088
92,346	[3]	Limited, Inc.	1,342,711
15,878		Liz Claiborne, Inc.	516,511
141,907	[3]	Lowe's Cos., Inc.	6,228,298
33,523	[3]	Marriott International, Inc., Class A	1,203,811
100,161		Mattel, Inc.	2,177,500
50,043		May Department Stores Co.	1,081,930
18,078		Maytag Corp.	376,745
221,400		McDonald's Corp.	3,785,940
33,657		McGraw-Hill Cos., Inc.	1,965,232
8,459	[3]	Meredith Corp.	365,598
26,305		New York Times Co., Class A	1,220,026
46,610		Newell Rubbermaid, Inc.	1,420,673
46,335	[3]	Nike, Inc., Class B	2,480,312
19,180		Nordstrom, Inc.	332,389
59,553	[2]	Office Depot, Inc.	753,941
34,526	[3]	Omnicom Group, Inc.	2,137,159
37,690		Penney (J.C.) Co., Inc.	642,991
8,596		Pulte Corp.	498,482
26,485		Radioshack Corp.	627,959
10,398	[2]	Reebok International Ltd.	322,962
79,340	[3]	Sears, Roebuck & Co.	2,248,496
26,123		Sherwin-Williams Co.	728,309
10,103		Snap-On Tools Corp.	296,523
15,413		Stanley Works	370,374
93,560	[2,3]	Staples, Inc.	1,781,382
71,784	[2]	Starbucks Corp.	1,686,206
35,333		Starwood Hotels & Resorts Worldwide, Inc.	948,338
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
92,042		TJX Cos., Inc.	$1,771,809
158,313	[3]	Target Corp.	5,293,987
25,296		Tiffany & Co.	701,711
44,142	[2]	Toys `R' Us, Inc.	452,456
53,047		Tribune Co.	2,598,242
10,202		Tupperware Corp.	141,400
40,467	[2,3]	Univision Communications, Inc., Class A	1,225,341
19,230		V.F. Corp.	756,508
308,642	[2]	Viacom, Inc., Class B	13,398,149
23,314		Visteon Corp.	163,431
778,430	[3]	Wal-Mart Stores, Inc.	43,841,178
360,917		Walt Disney Co.	6,734,711
16,619		Wendy's International, Inc.	482,616
11,842		Whirlpool Corp.	633,429
51,640	[2]	Yum! Brands, Inc.	1,275,508
48,700	[2,3]	eBay, Inc.	4,517,899

		TOTAL	213,560,353

		Consumer Staples--8.5%
12,611		Alberto-Culver Co., Class B	621,470
66,075	[3]	Albertsons, Inc.	1,312,250
365,462		Altria Group, Inc.	11,241,611
149,424		Anheuser-Busch Cos., Inc.	7,453,269
113,874		Archer-Daniels-Midland Co.	1,261,724
41,068		Avon Products, Inc.	2,388,926
10,630		Brown-Forman Corp., Class B	813,620
69,394		CVS Corp.	1,680,029
71,390	[3]	Campbell Soup Co.	1,572,722
38,873	[3]	Clorox Co.	1,757,837
435,582		Coca-Cola Co.	17,597,513
78,237		Coca-Cola Enterprises, Inc.	1,524,839
107,640		Colgate-Palmolive Co.	6,153,779
93,504		ConAgra, Inc.	1,963,584
5,044		Coors Adolph Co., Class B	270,005
82,055	[3]	General Mills, Inc.	3,701,501
184,143		Gillette Co.	5,607,154
74,802		Heinz (H.J.) Co.	2,235,084
22,161		Hershey Foods Corp.	1,446,005
71,207		Kellogg Co.	2,331,317
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
89,786		Kimberly-Clark Corp.	$4,468,649
143,021	[2]	Kroger Co.	2,045,200
19,500		McCormick & Co., Inc.	483,405
302,445		PepsiCo, Inc.	13,089,820
227,287		Procter & Gamble Co.	20,421,737
15,700		R.J. Reynolds Tobacco Holdings, Inc.	442,269
22,990		SUPERVALU, Inc.	378,645
76,923	[2]	Safeway, Inc.	1,278,460
135,987	[3]	Sara Lee Corp.	2,281,862
114,472		Sysco Corp.	3,288,781
39,524		The Pepsi Bottling Group, Inc.	811,823
29,877		UST, Inc.	936,046
181,296	[3]	Walgreen Co.	5,594,795
20,334	[3]	Winn-Dixie Stores, Inc.	254,785
39,846		Wrigley (Wm.), Jr. Co.	2,259,667

		TOTAL	130,970,183

		Energy--5.7%
15,987		Amerada-Hess Corp.	721,813
46,210		Anadarko Petroleum Corp.	2,051,724
28,136		Apache Corp.	1,610,786
44,520		Ashland, Inc.	1,320,018
27,200	[2]	BJ Services Co.	993,072
58,681		Baker Hughes, Inc.	1,643,068
38,010		Burlington Resources, Inc.	1,760,243
187,087		ChevronTexaco Corp.	11,750,934
117,896		ConocoPhillips	5,930,169
38,451	[3]	Devon Energy Corp.	1,816,819
20,403		EOG Resources, Inc.	762,664
1,186,571		Exxon Mobil Corp.	41,767,299
75,948		Halliburton Co.	1,626,047
14,489		Kerr-McGee Corp.	610,132
54,877		Marathon Oil Corp.	1,249,549
25,090	[2,3]	Nabors Industries Ltd.	983,528
28,978	[2]	Noble Corp.	896,869
96,851		Occidental Petroleum Corp.	2,891,002
13,052	[2,3]	Rowan Companies, Inc.	267,566
82,356		Schlumberger Ltd.	3,453,187
19,160		Sunoco Inc.	712,944
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
100,490	[2]	Transocean Sedco Forex, Inc.	$1,914,335
45,026		Unocal Corp.	1,247,220

		TOTAL	87,980,988

		Financials--19.7%
51,174	[3]	AON Corp.	1,134,016
46,000	[3]	Ace Ltd.	1,521,680
114,982		Aflac, Inc.	3,761,061
147,825		Allstate Corp.	5,586,307
20,473		Ambac Financial Group, Inc.	1,194,600
229,095		American Express Co.	8,673,537
458,932		American International Group, Inc.	26,595,109
101,952		Amsouth Bancorporation	2,146,090
13,400		Apartment Investment & Management Co., Class A	505,984
83,685	[3]	BB&T Corp.	2,728,131
202,965		Bank One Corp.	7,316,888
276,361		Bank of America Corp.	20,464,532
108,439		Bank of New York Co., Inc.	2,868,212
13,534		Bear Stearns Cos., Inc.	904,613
31,367	[3]	Capital One Financial Corp.	1,313,336
39,490		Charter One Financial, Inc.	1,147,185
24,295	[3]	Chubb Corp.	1,284,963
28,795	[3]	Cincinnati Financial Corp.	1,061,096
912,319		Citigroup, Inc.	35,808,521
30,423		Comerica, Inc.	1,323,705
17,886		Countrywide Financial Corp.	1,209,094
94,167		Equity Office Properties Trust	2,445,517
47,100	[3]	Equity Residential Properties Trust	1,220,361
139,334		Federal Home Loan Mortgage Corp.	8,067,439
174,316		Federal National Mortgage Association	12,618,735
20,400		Federated Investors, Inc.	556,716
100,707		Fifth Third Bancorp	4,963,848
25,600		First Tennessee National Corp.	1,121,280
182,872		FleetBoston Financial Corp.	4,849,765
45,280		Franklin Resources, Inc.	1,579,366
26,709		Golden West Financial Corp.	2,014,393
77,400		Goldman Sachs Group, Inc.	5,874,660
61,070		Hartford Financial Services Group, Inc.	2,489,213
41,509		Huntington Bancshares, Inc.	807,765
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
312,528		J.P. Morgan Chase & Co.	$9,172,697
38,492		Janus Capital Group, Inc.	535,039
20,559		Jefferson-Pilot Corp.	824,210
50,081		John Hancock Financial Services, Inc.	1,453,351
73,779		KeyCorp	1,778,812
43,104		Lehman Brothers Holdings, Inc.	2,714,259
30,708		Lincoln National Corp.	981,428
32,843		Loews Corp.	1,355,431
20,831	[3]	MBIA Insurance Corp.	931,146
186,097		MBNA Corp.	3,517,233
17,964		MGIC Investment Corp.	816,643
76,010		Marsh & McLennan Cos., Inc.	3,624,157
38,200		Marshall & Ilsley Corp.	1,123,844
60,817		Mellon Financial Corp.	1,608,610
150,725		Merrill Lynch & Co., Inc.	6,187,261
99,041		Metropolitan Life Insurance Co.	2,845,448
26,317		Moody's Corp.	1,270,848
194,656		Morgan Stanley	8,710,856
106,567		National City Corp.	3,192,747
28,400		North Fork Bancorp, Inc.	919,024
29,569		Northern Trust Corp.	1,037,872
68,412		PNC Financial Services Group	3,003,287
26,000		Plum Creek Timber Co., Inc.	604,760
58,600		Principal Financial Group	1,705,260
30,679		Progressive Corp., OH	2,086,172
59,436	[2]	Providian Financial Corp.	438,043
80,000		Prudential Financial	2,557,600
38,535		Regions Financial Corp.	1,299,015
30,522		SAFECO Corp.	1,175,402
26,680		SLM Corporation	2,988,160
189,986		Schwab (Charles) Corp.	1,639,579
33,000		Simon Property Group, Inc.	1,211,760
60,261		SouthTrust Corp.	1,618,671
39,677		St. Paul Cos., Inc.	1,362,508
56,362	[3]	State Street Corp.	1,974,361
49,391		SunTrust Banks, Inc.	2,826,153
52,455	[3]	Synovus Financial Corp.	1,021,299
47,854	[3]	T. Rowe Price Group, Inc.	1,460,504
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
16,737		Torchmark Corp.	$648,559
170,045		Travelers Property Casualty Corp., Class B	2,763,231
333,763		U.S. Bancorp	7,392,850
42,653		UNUMProvident Corp.	490,510
34,685		Union Planters Corp.	989,910
237,249		Wachovia Corp.	9,065,284
165,025	[3]	Washington Mutual, Inc.	6,518,488
296,649		Wells Fargo & Co.	14,316,281
19,236		XL Capital Ltd.	1,583,123
16,067	[3]	Zions Bancorp	791,621

		TOTAL	305,291,025

		Healthcare--14.4%
254,041		Abbott Laboratories	10,321,686
35,876		Aetna US Healthcare	1,786,625
22,796	[3]	Allergan, Inc.	1,601,419
15,192		AmerisourceBergen Corp.	878,857
228,157	[2]	Amgen, Inc.	13,988,306
19,963	[2]	Anthem, Inc.	1,370,260
36,248		Applera Corp.	635,427
8,952		Bard (C.R.), Inc.	567,378
9,332	[3]	Bausch & Lomb, Inc.	328,113
100,524		Baxter International, Inc.	2,312,052
45,328		Becton, Dickinson & Co.	1,604,611
25,878	[2,3]	Biogen, Inc.	983,105
45,804		Biomet, Inc.	1,395,190
73,938	[2]	Boston Scientific Corp.	3,183,031
337,525		Bristol-Myers Squibb Co.	8,620,389
22,870		CIGNA Corp.	1,196,101
78,508	[3]	Cardinal Health, Inc.	4,339,922
32,794	[2,3]	Chiron Corp.	1,338,979
65,576	[2]	Forest Laboratories, Inc., Class A	3,391,591
30,300	[2]	Genzyme Corp.	1,220,484
68,588	[2]	Guidant Corp.	2,674,246
72,708		HCA - The Healthcare Corp.	2,333,927
41,500		Health Management Association, Class A	707,990
50,131	[2]	Humana, Inc.	553,948
42,373		IMS Health, Inc.	652,544
523,162		Johnson & Johnson	29,485,410
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
42,561	[2]	King Pharmaceuticals, Inc.	$536,694
200,166		Lilly (Eli) & Co.	12,774,594
13,443	[2]	Manor Care, Inc.	261,466
51,466		McKesson HBOC, Inc.	1,427,667
56,037	[2,3]	Medimmune, Inc.	1,976,425
213,283	[3]	Medtronic, Inc.	10,182,130
399,020	[3]	Merck & Co., Inc.	23,214,984
8,377	[2]	Millipore Corp.	286,075
1,415,820		Pfizer, Inc.	43,536,465
29,396	[2]	Quest Diagnostic, Inc.	1,756,411
20,198	[2]	Quintiles Transnational Corp.	283,782
255,332		Schering Plough Corp.	4,621,509
30,904	[2]	St. Jude Medical, Inc.	1,621,224
34,551		Stryker Corp.	2,315,263
116,205	[2]	Tenet Healthcare Corp.	1,724,482
53,018		UnitedHealth Group, Inc.	4,884,548
21,772	[2]	Watson Pharmaceuticals, Inc.	632,912
25,932	[2]	Wellpoint Health Networks, Inc.	1,969,276
233,654		Wyeth	10,170,959
33,994	[2]	Zimmer Holdings, Inc.	1,594,319

		TOTAL	223,242,776

		Industrials--11.3%
68,076		3M Co.	8,580,299
28,443	[2]	Allied Waste Industries, Inc.	236,077
33,959	[2,3]	American Power Conversion Corp.	529,081
12,900	[2]	American Standard Cos.	918,351
32,500	[2]	Apollo Group, Inc., Class A	1,761,468
108,705		Automatic Data Processing, Inc.	3,655,749
19,142		Avery Dennison Corp.	1,014,717
46,443		Block (H&R), Inc.	1,793,629
146,405		Boeing Co.	3,993,928
88,038		Burlington Northern Santa Fe	2,479,150
37,832		CSX Corp.	1,209,867
75,238	[3]	Caterpillar, Inc.	3,957,519
188,063	[2]	Cendant Corp.	2,685,540
30,037		Cintas Corp.	1,078,328
90,336	[2]	Concord EFS, Inc.	1,249,347
24,225	[2]	Convergys Corp.	392,930
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
16,257		Cooper Industries, Inc., Class A	$603,135
10,265		Crane Co.	200,475
7,117		Cummins Engine Co., Inc.	192,942
28,220	[3]	Danaher Corp.	1,946,616
42,186		Deere & Co.	1,857,450
28,694		Delta Air Lines, Inc.	366,996
10,815		Deluxe Corp.	475,968
25,093		Donnelley (R.R.) & Sons Co.	505,875
28,702		Dover Corp.	824,895
12,327		Eaton Corp.	1,011,677
73,452		Emerson Electric Co.	3,724,016
24,616		Equifax, Inc.	570,845
36,167	[2,3]	FIserv, Inc.	1,064,756
54,568		FedEx Corp.	3,267,532
128,108		First Data Corp., Class	5,025,677
13,956		Fluor Corp.	482,459
35,058		General Dynamics Corp.	2,176,050
1,765,036		General Electric Co.	51,980,310
20,690		Goodrich (B.F.) Co.	291,108
16,047		Grainger (W.W.), Inc.	740,569
148,018		Honeywell International, Inc.	3,493,225
0[4]	[2]	Hudson Highland Group, Inc.	1
15,996		ITT Industries, Inc.	932,567
67,809		Illinois Tool Works, Inc.	4,338,420
29,942		Ingersoll-Rand Co., Class A	1,319,843
93,488		Lockheed Martin Corp.	4,679,074
69,736		Masco Corp.	1,469,338
42,183	[2]	McDermott International, Inc.	137,095
9,863	[2]	Navistar International Corp.	275,178
67,553		Norfolk Southern Corp.	1,432,799
25,750		Northrop Grumman Corp.	2,264,713
24,531	[3]	PACCAR, Inc.	1,432,856
21,689		Pall Corp.	458,072
16,697		Parker-Hannifin Corp.	679,234
69,357	[3]	Paychex, Inc.	2,159,777
69,703		Pitney Bowes, Inc.	2,447,272
11,160	[2]	Power-One, Inc.	65,286
70,655		Raytheon Co.	2,114,704
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
30,394	[2]	Robert Half International, Inc.	$494,814
26,043		Rockwell Collins	556,799
32,243		Rockwell International Corp.	735,140
10,886		Ryder Systems, Inc.	270,408
25,486	[2]	Sabre Group Holdings, Inc.	532,912
130,846	[3]	Southwest Airlines Co.	2,088,302
15,468	[2]	TMP Worldwide, Inc.	259,398
24,230		Textron, Inc.	714,543
10,001	[2]	Thomas & Betts Corp.	158,116
347,692	[3]	Tyco International Ltd.	5,423,995
44,195		Union Pacific Corp.	2,630,486
187,540		United Parcel Service, Inc.	11,649,985
82,561		United Technologies Corp.	5,103,095
106,024		Waste Management, Inc.	2,302,841

		TOTAL	175,465,619

		Information Technology--14.4%
140,822	[2]	ADC Telecommunications, Inc.	336,283
40,155		Adobe System, Inc.	1,387,757
48,234	[2]	Advanced Micro Devices, Inc.	358,861
65,959	[2,3]	Agilent Technologies, Inc.	1,056,663
66,639	[2]	Altera Corp.	1,053,563
66,824	[2]	Analog Devices, Inc.	2,213,211
13,703	[2,3]	Andrew Corp.	105,102
62,299	[2]	Apple Computer, Inc.	884,646
281,210	[2,3]	Applied Materials, Inc.	4,105,666
42,633	[2]	Applied Micro Circuits Corp.	190,996
16,260		Autodesk, Inc.	253,006
63,239	[2]	Avaya, Inc.	246,632
52,724	[2]	BMC Software, Inc.	786,642
39,011	[2,3]	Broadcom Corp.	697,907
60,649	[2]	CIENA Corp.	295,361
1,258,428	[2,3]	Cisco Systems, Inc.	18,926,757
35,030	[2,3]	Citrix Systems, Inc.	664,169
98,597	[3]	Computer Associates International, Inc.	1,601,215
33,641	[2]	Computer Sciences Corp.	1,108,471
54,370	[2]	Compuware Corp.	238,684
32,825	[2,3]	Comverse Technology, Inc.	429,023
162,300	[2,3]	Corning, Inc.	879,666
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
454,599	[2]	Dell Computer Corp.	$13,142,457
383,086	[2]	EMC Corp. Mass	3,482,252
20,300	[2,3]	Electronic Arts, Inc.	1,203,181
87,880	[3]	Electronic Data Systems Corp.	1,595,022
56,178	[2]	Gateway, Inc.	161,793
535,050		Hewlett-Packard Co.	8,721,315
1,176,580		Intel Corp.	21,649,072
298,343		International Business Machines Corp.	25,329,321
50,865	[2,3]	Intuit, Inc.	1,972,545
245,842	[2]	JDS Uniphase Corp.	794,070
27,985	[2,3]	Jabil Circuit, Inc.	523,320
26,725	[2,3]	KLA-Tencor Corp.	1,095,725
64,514	[2]	LSI Logic Corp.	345,795
21,918	[2]	Lexmark International Group, Class A	1,633,110
57,614		Linear Technology Corp.	1,985,955
662,888	[2]	Lucent Technologies, Inc.	1,193,198
58,841		Maxim Integrated Products, Inc.	2,311,863
12,132	[2]	Mercury Interactive Corp.	411,760
85,498	[2]	Micron Technology, Inc.	726,733
1,886,118		Microsoft Corp.	48,228,037
26,981		Molex, Inc.	629,737
462,521		Motorola, Inc.	3,658,541
13,537	[2]	NCR Corp.	296,731
21,600	[2]	NVIDIA Corp.	308,232
31,507	[2]	National Semiconductor Corp.	590,126
47,361	[2,3]	Network Appliance, Inc.	628,954
64,623	[2]	Novell, Inc.	177,713
21,021	[2]	Novellus Systems, Inc.	589,429
925,813	[2]	Oracle Corp.	10,998,658
23,595	[2]	PMC-Sierra, Inc.	194,659
46,283	[2]	Parametric Technology Corp.	152,734
56,078	[2]	Peoplesoft, Inc.	842,852
28,595		PerkinElmer, Inc.	283,662
13,166	[2]	Qlogic Corp.	579,172
137,389		Qualcomm, Inc.	4,381,335
144,501	[2]	Sanmina-SCI Corp.	693,605
21,780	[3]	Scientific-Atlanta, Inc.	353,925
85,682	[2,3]	Siebel Systems, Inc.	742,863
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
143,405	[2]	Solectron Corp.	$457,462
541,786	[2]	Sun Microsystems, Inc.	1,787,894
53,100	[2]	SunGuard Data Systems, Inc.	1,141,650
25,100	[2]	Symantec Corp.	1,103,145
39,741		Symbol Technologies, Inc.	434,369
15,156	[2]	Tektronix, Inc.	284,478
71,585	[2]	Tellabs, Inc.	442,395
31,801	[2]	Teradyne, Inc.	368,892
333,391	[3]	Texas Instruments, Inc.	6,164,400
28,853	[2]	Thermo Electron Corp.	524,259
57,322	[2]	Unisys Corp.	596,149
95,665	[2]	Veritas Software Corp.	2,105,587
22,700	[2]	Waters Corp.	545,027
129,722	[2]	Xerox Corp.	1,279,059
58,712	[2]	Xilinx, Inc.	1,589,334
120,499	[2,3]	Yahoo, Inc.	2,985,965

		TOTAL	222,239,798

		Materials--2.6%
32,232		Air Products & Chemicals, Inc.	1,388,232
119,348		Alcoa, Inc.	2,736,650
14,345		Allegheny Technologies, Inc.	59,532
13,722		Ball Corp.	770,628
9,338		Bemis Co., Inc.	426,373
8,106		Boise Cascade Corp.	186,195
142,137		Dow Chemical Co.	4,639,352
173,406		Du Pont (E.I.) de Nemours & Co.	7,374,957
17,496		Eastman Chemical Co.	534,153
22,703		Ecolab, Inc.	1,159,896
22,263	[3]	Engelhard Corp.	546,557
20,911	[3]	Freeport-McMoRan Copper & Gold, Inc., Class B	361,969
35,090		Georgia-Pacific Corp.	541,790
8,655		Great Lakes Chemical Corp.	212,567
15,158	[2]	Hercules, Inc.	153,854
16,442		International Flavors & Fragrances, Inc.	522,527
83,626		International Paper Co.	2,989,630
17,882	[2]	Louisiana-Pacific Corp.	144,487
39,928	[3]	MeadWestvaco Corp.	941,902
51,277		Monsanto Co.	892,220
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
58,813		Newmont Mining Corp.	$1,589,127
15,867		Nucor Corp.	648,167
27,442		PPG Industries, Inc.	1,331,211
27,508	[2]	Pactiv Corp.	564,464
15,466	[2,3]	Phelps Dodge Corp.	482,385
28,195		Praxair, Inc.	1,637,566
38,458		Rohm & Haas Co.	1,273,344
11,825	[2,3]	Sealed Air Corp.	506,701
10,180		Sigma-Aldrich Corp.	507,168
7,462		Temple-Inland, Inc.	338,029
18,210		United States Steel Corp.	260,767
17,706	[3]	Vulcan Materials Co.	619,179
55,320		Weyerhaeuser Co.	2,743,319
12,363		Worthington Industries, Inc.	166,035

		TOTAL	39,250,933

		Telecommunication Services--3.5%
109,267		AT&T Corp.	1,863,002
471,865	[2,3]	AT&T Wireless Services, Inc.	3,048,248
75,446		Alltel Corp.	3,535,400
294,202		BellSouth Corp.	7,499,209
32,630	[3]	CenturyTel, Inc.	960,954
40,638	[2]	Citizens Communications Co., Class B	444,173
136,136	[2,3]	NEXTEL Communications, Inc., Class A	2,013,451
426,872	[2]	Qwest Communications International, Inc.	1,609,307
582,347		SBC Communications, Inc.	13,603,626
157,001	[3]	Sprint Corp.	1,807,082
140,352	[2]	Sprint PCS Group	491,232
480,974		Verizon Communications	17,978,808

		TOTAL	54,854,492

		Utilities--2.7%
78,139	[2]	AES Corp.	469,615
22,243	[2,3]	Allegheny Energy, Inc.	184,617
21,757		Ameren Corp.	891,602
66,004	[3]	American Electric Power Co., Inc.	1,741,186
24,692	[2,3]	CMS Energy Corp.	153,831
54,446	[2,3]	Calpine Corp.	292,375
54,314		CenterPoint Energy, Inc.	429,081
29,247		Cinergy Corp.	998,493
Shares			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
37,341	[3]	Consolidated Edison Co.	$1,451,445
28,524		Constellation Energy Group	835,183
23,667		DTE Energy Co.	954,253
53,607		Dominion Resources, Inc.	3,172,462
155,132	[3]	Duke Energy Corp.	2,728,772
53,558		Dynegy, Inc.	235,655
63,958	[2,3]	Edison International	933,147
86,239	[3]	El Paso Corp.	646,792
38,682		Entergy Corp.	1,802,968
56,319		Exelon Corp.	2,987,160
31,891		FPL Group, Inc.	1,941,205
58,784		FirstEnergy Corp.	1,982,784
27,456		KeySpan Corp.	929,935
21,113		Kinder Morgan, Inc.	992,733
58,136	[2]	Mirant Corp.	192,430
7,489	[3]	NICOR, Inc.	225,119
34,180	[3]	NiSource, Inc.	646,002
70,336	[2,3]	P G & E Corp.	1,053,633
32,287		PPL Corp.	1,168,789
6,157		Peoples Energy Corp.	239,199
12,818	[3]	Pinnacle West Capital Corp.	425,814
33,507		Progress Energy, Inc.	1,399,922
38,769		Public Service Enterprises Group, Inc.	1,491,443
44,241	[3]	Sempra Energy	1,187,428
153,886	[3]	Southern Co.	4,476,544
25,288	[3]	TECO Energy, Inc.	272,857
45,558	[3]	TXU Corp.	907,515
92,561		Williams Cos., Inc. (The)	643,299
56,124	[3]	Xcel Energy, Inc.	758,796

		TOTAL	41,844,084

		TOTAL COMMON STOCKS (IDENTIFIED COST $987,649,995)	1,494,700,251

Principal Amount or Shares			Value
		U.S. TREASURY--0.4%[5]
$5,850,000		United States Treasury Bill, 7/17/2003 (identified cost $5,835,275)	$5,836,428

		MUTUAL FUNDS--7.4%
45,556,052		Prime Value Obligations Fund, Class IS	45,556,052
69,010,834		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	69,010,834

		TOTAL MUTAL FUNDS (AT NET ASSET VALUE)	114,566,886

		TOTAL INVESTMENTS--104.4% (IDENTIFIED COST $1,108,052,156)[6]	1,615,103,565

		OTHER ASSETS AND LIABILITIES - NET--(4.4)%	(67,367,102)

		TOTAL NET ASSETS--100%	$1,547,736,463

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $53,133,800 at April 30, 2003, which represents 3.4% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the Index is 100.0%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents less than one share.

5 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

6 The cost of investments for federal tax purposes amounts to $1,108,052,156.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $66,277,754 of securities loaned (identified cost $1,108,052,156)		$1,615,103,565
Cash		979,725
Income receivable		1,553,874
Receivable for investments sold		35,793
Receivable for shares sold		1,440,750

TOTAL ASSETS		1,619,113,707

Liabilities:
Payable for investments purchased	$126,805
Payable for shares redeemed	1,987,736
Payable on collateral due to broker	69,010,834
Accrued expenses	251,869

TOTAL LIABILITIES		71,377,244

Net assets for 83,373,866 shares outstanding		$1,547,736,463

Net Assets Consist of:
Paid in capital		$1,221,372,871
Net unrealized appreciation of investments and futures contracts		508,577,924
Accumulated net realized loss on investments and futures contracts		(183,562,152)
Undistributed net investment income		1,347,820

TOTAL NET ASSETS		$1,547,736,463

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value and offering price per share ($895,641,220 ÷ 48,195,581 shares outstanding)		$18.58

Redemption proceeds per share		$18.58

Institutional Service Shares:
Net asset value and offering price per share $565,323,647 ÷ 30,486,479 shares outstanding		$18.54

Redemption proceeds per share		$18.54

Class C Shares:
Net asset value per share ($86,771,335 ÷ 4,691,792 shares outstanding)		$18.49

Offering price per share (100/99.00 of $18.49)[1]		$18.68

Redemption proceeds per share (99.00/100 of $18.49)[1]		$18.31

Class K Shares:
Net asset value and offering price per share ($260.61 ÷ 14.024 shares outstanding		$18.58

Redemption proceeds per share		$18.58

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends				$12,490,684
Interest (including income on securities loaned of $105,811)				325,544

TOTAL INCOME				12,816,228

Expenses:
Management fee		$2,108,417
Custodian fees		62,623
Transfer and dividend disbursing agent fees and expenses--Institutional Shares		268,384
Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		139,322
Transfer and dividend disbursing agent fees and expenses--Class C Shares		29,329
Transfer and dividend disbursing agent fees and expenses--Class K Shares		0	[1]
Directors'/Trustees' fees		8,279
Auditing fees		6,942
Legal fees		2,367
Portfolio accounting fees		88,408
Distribution services fee--Institutional Service Shares		680,165
Distribution services fee--Class C Shares		317,184
Distribution services fee--Class K Shares		0	[1]
Shareholder services fee--Institutional Shares		1,084,482
Shareholder services fee--Institutional Service Shares		566,804
Shareholder services fee--Class C Shares		105,728
Share registration costs		36,974
Printing and postage		51,856
Insurance premiums		1,384
Miscellaneous		6,573

TOTAL EXPENSES		5,565,221

Waivers And Reimbursement:
Waiver of management fee	$(362,650)
Waiver of transfer and dividend disbursing agent fees and expenses	(11,843)
Waiver of distribution services fee--Institutional Service Shares	(566,804)
Waiver of shareholder services fee-Institutional Shares	(1,084,482)
Reimbursement of management fee	(2,911)

TOTAL WAIVERS AND REIMBURSEMENT		(2,028,690)

Net expenses				3,536,531

Net investment income				9,279,697

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments				(39,606,191)
Net realized loss on future contracts				(932,924)
Net change in unrealized appreciation of investments and futures contracts				98,689,507
Net increase due to reimbursements from sub-manager for certain losses on investments				63,824

Net realized and unrealized gain on investments and futures contracts				58,214,216

Change in net assets resulting from operations				$67,493,913

1 Amount represents less than $1.

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,279,697	$18,969,912
Net realized loss on investments and futures contracts	(40,539,115)	(52,055,054)
Net change in unrealized appreciation/depreciation of investments and futures contracts	98,689,507	(231,122,406)
Net increase due to reimbursements from sub-manager for certain losses on investments	63,824	--

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	67,493,913	(264,207,548)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(6,527,114)	(13,543,574)
Institutional Service Shares	(2,957,807)	(4,824,801)
Class C Shares	(219,559)	(201,421)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(9,704,480)	(18,569,796)

Share Transactions:
Proceeds from sale of shares	503,620,016	546,629,146
Net asset value of shares issued to shareholders in payment of distributions declared	6,812,450	12,178,872
Cost of shares redeemed	(440,686,263)	(774,869,659)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	69,746,203	(216,061,641)

Change in net assets	127,535,636	(498,838,985)

Net Assets:
Beginning of period	1,420,200,827	1,919,039,812

End of period (including undistributed net investment income of $1,347,820 and $1,772,603, respectively)	$1,547,736,463	$1,420,200,827

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares, and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor's 500 Composite Stock Price Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective transfer and dividend disbursing agent, distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2003, the Fund had realized losses on futures contracts of $932,924.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2003	232 S&P 500 Index Futures	Long	$1,526,515

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$66,277,754	$69,010,834

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,143,947	$146,138,532	14,188,299	$284,289,685
Shares issued to shareholders in payment of distributions declared	216,853	3,856,491	372,258	7,610,990
Shares redeemed	(10,629,172)	(190,174,620)	(21,213,018)	(435,881,119)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,268,372)	$(40,179,597)	(6,652,461)	$(143,980,444)

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,980,948	$348,636,861	10,990,773	$230,571,516
Shares issued to shareholders in payment of distributions declared	156,473	2,770,798	216,124	4,399,518
Shares redeemed	(13,378,279)	(237,388,023)	(14,452,023)	(301,626,281)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	6,759,142	$114,019,636	(3,245,126)	$(66,655,247)

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	496,347	$8,844,373	1,516,165	$31,767,945
Shares issued to shareholders in payment of distributions declared	10,460	185,161	8,706	168,364
Shares redeemed	(740,216)	(13,123,618)	(1,827,851)	(37,362,259)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(233,409)	$(4,094,084)	(302,980)	$(5,425,950)

	Period Ended 4/30/2003[1]
Class K Shares:	Shares	Amount
Shares sold	14	$250
Shares redeemed	--	(2)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	14	$248

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,257,375	$69,746,203	(10,200,567)	$(216,061,641)

1 Reflects operations for the period from April 8, 2003 (start of performance) to April 30, 2003.

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $1,108,052,156. The net unrealized appreciation of investments for federal tax purposes was $507,051,409. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $624,943,834 and net unrealized depreciation from investments for those securities having an excess of cost over value of $117,892,425.

At October 31, 2002, the Fund had a capital loss carryforward of $107,480,442, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$49,445,607

2009	$38,257,525

2010	$19,777,310

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.30% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Fund Asset Management L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.015% times 80% of the Fund's average daily net assets plus 0.150% times 20% of the Fund's average daily net assets. Prior to March 27, 2003, the sub-manager was Deutsche Asset Management, Inc.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Institutional Shares, Institutional Service Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares, Class C Shares and Class K Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Share Class Name	Percentage of Average Daily Net Assets of Class
Institutional Service Shares	0.30%
Class C Shares	0.75%
Class K Shares	0.50%

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$218,701,662

Sales	$180,556,651

OTHER

The Fund's former sub-manager, Deutsche Asset Management, Inc. made a voluntary contribution to the Fund of $63,824 for losses on investments inadvertently purchased that did not meet the investment guidelines of the Fund.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E809

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

2052905 (6/03)

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$14.11	$15.26	$20.13	$17.63	$16.53	$17.17
Income From Investment Operations:
Net investment income	0.05	0.10	0.11	0.17	0.16	0.20
Net realized and unrealized gain (loss) on investments and futures contracts	0.47	(0.90)	(2.51)	4.71	2.92	0.74

TOTAL FROM INVESTMENT OPERATIONS	0.52	(0.80)	(2.40)	4.88	3.08	0.94

Less Distributions:
Distributions from net investment income	(0.06)	(0.10)	(0.14)	(0.16)	(0.15)	(0.20)
Distributions from net realized gain on investments and futures contracts	--	(0.25)	(2.33)	(2.22)	(1.83)	(1.38)

TOTAL DISTRIBUTIONS	(0.06)	(0.35)	(2.47)	(2.38)	(1.98)	(1.58)

Net Asset Value, End of Period	$14.57	$14.11	$15.26	$20.13	$17.63	$16.53

Total Return[1]	3.67%	(5.47)%	(12.97)%	30.40%	20.23%	5.73%

Ratios to Average Net Assets:

Expenses	0.49%[2]	0.50%	0.58%	0.57%	0.60%	0.61%

Net investment income	0.76%[2]	0.66%	0.72%	1.03%	0.98%	1.12%

Expense waiver/reimbursement[3]	0.28%[2]	0.23%	0.22%	0.22%	0.22%	0.28%

Supplemental Data:

Net assets, end of period (000 omitted)	$411,788	$364,656	$304,982	$213,466	$110,100	$83,630

Portfolio turnover	8%	40%	30%	38%	40%	25%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--94.5%[1]
		Consumer Discretionary--16.4%
37,366	[2,3]	99 Cents Only Stores	$1,100,802
52,100	[2]	Abercrombie & Fitch Co., Class A	1,713,048
38,250	[2]	American Eagle Outfitters, Inc.	669,375
29,500	[3]	Applebee's International, Inc.	808,300
36,200	[3]	ArvinMeritor, Inc.	572,684
37,400	[2,3]	BJ's Wholesale Club, Inc.	528,088
10,200		Bandag, Inc.	355,470
36,000	[2,3]	Barnes & Noble, Inc.	709,200
60,100		Belo (A.H.) Corp., Series A	1,352,851
24,700	[3]	Blyth Industries, Inc.	651,586
18,800		Bob Evans Farms, Inc.	476,956
42,400	[2]	Borders Group, Inc.	678,400
14,300	[3]	Borg-Warner Automotive, Inc.	838,981
51,912	[2]	Brinker International, Inc.	1,648,206
26,550	[3]	CBRL Group, Inc.	846,414
44,800	[2]	CDW Computer Centers, Inc.	1,910,272
40,500	[3]	Callaway Golf Co.	564,165
55,000	[2,3]	CarMax, Inc.	1,163,250
29,000	[2]	Catalina Marketing Corp.	517,070
27,000	[2,3]	Cheesecake Factory, Inc.	852,930
45,300	[2,3]	Chicos Fas, Inc.	1,102,602
26,050		Claire's Stores, Inc.	677,039
72,495		Clayton Homes, Inc.	899,663
47,400	[2]	Coach, Inc.	2,062,374
49,200	[2,3]	Copart, Inc.	415,248
78,150		D. R. Horton, Inc.	1,852,155
60,900	[2]	Dollar Tree Stores, Inc.	1,549,905
28,400	[2,3]	Emmis Communications, Corp., Class A	538,748
26,600	[2]	Entercom Communication Corp.	1,292,494
Shares			Value
		COMMON STOCKS--continued[1]
50,000	[2]	Extended Stay America, Inc.	$593,000
25,500		Federal Signal Corp.	440,640
30,000	[2,3]	Furniture Brands International, Inc.	712,500
40,600	[2,3]	Gentex Corp.	1,226,120
30,500	[2]	Gtech Holdings Corp.	1,026,935
48,600	[3]	Harte-Hanks	874,800
58,100	[2]	Hispanic Broadcasting Corp.	1,490,265
28,400	[3]	International Speedway Corp., Class A	1,116,404
29,600	[2]	Krispy Kreme Doughnuts, Inc.	961,408
35,100	[2]	Lear Corp.	1,394,874
23,600	[3]	Lee Enterprises, Inc.	846,532
38,060	[3]	Lennar Corp., Class A	2,064,374
25,800	[2,3]	Macrovision Corp.	455,886
35,100	[2]	Mandalay Resort Group	927,342
12,400		Media General, Inc., Class A	681,504
35,800	[2,3]	Michaels Stores, Inc.	1,118,392
18,000		Modine Manufacturing Co.	363,600
35,400	[2,3]	Mohawk Industries, Inc.	1,963,638
25,600	[2,3]	Neiman-Marcus Group, Inc., Class A	820,480
40,400		Outback Steakhouse, Inc.	1,443,896
160,400	[2]	Park Place Entertainment Corp.	1,193,376
36,069	[2]	Payless ShoeSource, Inc.	572,054
73,500	[2,3]	PetSmart, Inc.	1,112,055
49,400		Pier 1 Imports, Inc.	916,864
52,200		Readers Digest Association, Inc., Class A	626,400
41,500		Ross Stores, Inc.	1,572,850
34,100		Ruby Tuesday, Inc.	671,770
76,336	[2]	Saks, Inc.	683,207
20,900	[2,3]	Scholastic Corp.	593,769
49,400	[2,3]	Six Flags, Inc.	290,472
14,700		Superior Industries International, Inc.	581,532
19,700	[2]	Timberland Co., Class A	984,803
37,500	[2,3]	Toll Brothers, Inc.	871,875
29,100	[2]	Unifi, Inc.	173,145
40,900	[2]	United Rentals, Inc.	421,270
5,100		Washington Post Co., Class B	3,717,900
56,600	[2]	Westwood One, Inc.	1,975,340
61,900	[2]	Williams-Sonoma, Inc.	1,601,972

		TOTAL	67,431,520

Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--4.8%
21,300	[3]	Church and Dwight, Inc.	$670,311
48,200	[2]	Constellation Brands, Inc., Class A	1,292,242
48,666	[2,3]	Dean Foods Co.	2,118,431
50,700		Dial Corp.	1,056,081
18,600	[3]	Dreyers Grand Ice Cream, Inc.	1,188,168
46,625	[2]	Energizer Holdings, Inc.	1,343,733
74,000	[3]	Hormel Foods Corp.	1,702,740
23,600		Interstate Bakeries Corp.	247,092
19,449		Lancaster Colony Corp.	831,056
20,400	[3]	Longs Drug Stores Corp.	315,996
80,200		PepsiAmericas, Inc.	1,001,698
24,800		Ruddick Corp.	330,088
25,300	[3]	Sensient Technologies Corp.	559,130
58,400	[2]	Smithfield Foods, Inc.	1,144,640
26,418	[3]	Smucker (J.M.) Co.	958,445
28,342	[3]	Tootsie Roll Industries, Inc.	821,351
188,227	[3]	Tyson Foods, Inc., Class A	1,812,626
13,700		Universal Corp.	534,985
30,700	[2,3]	Whole Foods Market, Inc.	1,822,352

		TOTAL	19,751,165

		Energy--6.6%
29,000	[2]	Cooper Cameron Corp.	1,387,940
79,500		ENSCO International, Inc.	2,019,300
34,828	[2]	FMC Technologies, Inc.	655,463
25,100	[2,3]	Forest Oil Corp.	521,578
64,566	[2]	Grant Prideco, Inc.	736,698
35,500	[2]	Hanover Compressor Co.	298,555
26,700	[3]	Helmerich & Payne, Inc.	686,991
49,300		Murphy Oil Corp.	2,053,345
44,900	[2]	National-Oilwell, Inc.	942,451
30,600		Noble Energy, Inc.	1,015,920
18,400	[3]	Overseas Shipholding Group, Inc.	346,104
42,200	[2]	Patterson-UTI Energy, Inc.	1,396,398
62,400	[2]	Pioneer Natural Resources, Inc.	1,492,608
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
32,500		Pogo Producing Co.	$1,287,000
71,700	[2,3]	Pride International, Inc.	1,112,784
54,200	[2,3]	Smith International, Inc.	1,927,352
32,300	[3]	Tidewater, Inc.	868,870
60,300		Valero Energy Corp.	2,216,025
51,682	[2]	Varco International, Inc.	909,086
69,466	[2,3]	Weatherford International Ltd.	2,794,617
17,600		Western Gas Resources, Inc.	645,568
96,600		XTO Energy, Inc.	1,883,700

		TOTAL	27,198,353

		Financials--19.2%
44,100		AMB Property Corp.	1,203,930
28,200	[2]	Allmerica Financial Corp.	431,460
20,800	[3]	AmerUs Group Co.	544,752
36,800		American Financial Group, Inc.	816,224
82,800	[2,3]	Americredit Corp.	562,212
39,815		Associated Banc Corp.	1,391,136
46,500		Astoria Financial Corp.	1,163,430
32,400		Bank of Hawaii Corp.	1,067,904
86,100		Banknorth Group, Inc.	2,056,068
23,700		Berkley, W. R. Corp.	1,100,628
36,900	[3]	Brown & Brown	1,319,913
26,600		City National Corp.	1,095,122
66,000		Colonial BancGroup, Inc.	840,180
36,000	[3]	Commerce Bancorp, Inc.	1,464,120
68,400		Compass Bancshares, Inc.	2,306,448
192,900	[2,3]	E*Trade Group, Inc.	1,060,950
37,000		Eaton Vance Corp.	1,102,600
42,087		Edwards (AG), Inc.	1,255,455
29,200		Everest Re Group Ltd.	2,033,780
55,470		Fidelity National Financial, Inc.	1,908,168
38,500		First American Financial Corp.	1,020,250
38,250		First Virginia Bank, Inc.	1,562,513
45,100		FirstMerit Corp.	924,550
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
26,100	[3]	GATX Corp	$491,724
47,000		Gallagher (Arthur J.) & Co.	1,174,530
27,500	[3]	Greater Bay Bancorp	440,000
52,100		Greenpoint Financial Corp.	2,488,296
33,200		HCC Insurance Holdings, Inc.	913,000
84,100		Hibernia Corp., Class A	1,523,892
21,800	[3]	Horace Mann Educators Corp.	321,986
33,400	[3]	Hospitality Properties Trust	962,254
30,500		Independence Community Bank	797,575
29,400		IndyMac Bancorp, Inc.	655,032
25,549	[2]	Investment Technology Group, Inc.	365,095
34,400	[3]	Investors Financial Services Corp.	750,264
31,800	[3]	Labranche & Co. Inc.	527,244
34,600	[3]	Legg Mason, Inc.	1,878,780
31,000		Leucadia National Corp.	1,181,100
40,700		Liberty Property Trust	1,273,503
63,239		M & T Bank Corp.	5,341,798
30,700	[3]	Mack-Cali Realty Corp.	968,892
36,750		Mercantile Bankshares Corp.	1,408,995
25,000	[3]	Mony Group, Inc.	580,750
109,450		National Commerce Financial Corp.	2,226,213
37,200		Neuberger Berman, Inc.	1,142,040
51,700	[3]	New Plan Excel Realty Trust	1,032,966
57,200	[3]	New York Community Bancorp, Inc.	1,985,984
32,400	[2,3]	Ohio Casualty Corp.	405,810
64,300		Old Republic International Corp.	1,967,580
48,200		PMI Group, Inc.	1,485,524
36,600		Protective Life Corp.	1,051,518
26,000	[3]	Provident Financial Group, Inc.	614,900
49,900		Radian Group, Inc.	1,981,030
41,950	[3]	Roslyn Bancorp, Inc.	800,406
56,600		SEI Investments, Co.	1,490,278
20,700	[2]	Silicon Valley Bancshares	483,966
139,400		Sovereign Bancorp, Inc.	2,153,730
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
15,700		StanCorp Financial Group, Inc.	$843,090
39,500		TCF Financial Corp.	1,564,200
57,100	[3]	United Dominion Realty Trust, Inc.	952,999
36,100		Unitrin, Inc.	892,031
42,800	[3]	Waddell & Reed Financial, Inc., Class A	856,000
24,500		Webster Financial Corp. Waterbury	919,730
17,900		WestAmerica Bancorp.	771,490
35,000		Wilmington Trust Corp.	941,850

		TOTAL	78,839,838

		Healthcare--12.6%
48,000	[2,3]	AdvancePCS	1,442,880
57,000	[2]	Apogent Technologies, Inc.	979,260
29,300	[2]	Apria Healthcare Group, Inc.	687,085
35,300	[2,3]	Barr Laboratories, Inc.	1,962,680
33,200	[3]	Beckman Coulter, Inc.	1,290,484
24,100	[2,3]	Charles River Laboratories International, Inc.	654,315
54,900	[2]	Community Health Systems, Inc.	1,043,100
31,900	[2,3]	Covance, Inc.	565,587
32,000	[2,3]	Coventry Health Care, Inc.	1,306,240
61,800	[2,3]	Cytyc Corp.	815,760
41,800		Dentsply International, Inc.	1,565,410
32,000	[2]	Edwards Lifesciences Corp.	923,840
41,600	[2,3]	Express Scripts, Inc., Class A	2,452,736
50,600	[2]	First Health Group Corp.	1,267,530
104,900	[2]	Gilead Sciences, Inc.	4,840,086
66,040	[2]	Health Net, Inc.	1,722,984
23,500	[2]	Henry Schein, Inc.	1,014,025
32,900		Hillenbrand Industries, Inc.	1,641,710
44,700		ICN Pharmaceuticals, Inc.	391,125
81,600	[2,3]	IDEC Pharmaceuticals Corp.	2,672,400
103,825	[2,3]	Ivax Corp.	1,668,468
21,100	[2,3]	LifePoint Hospitals, Inc.	411,872
56,400	[2]	Lincare Holdings, Inc.	1,712,868
154,592	[2,3]	Millennium Pharmaceuticals, Inc.	1,700,512
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
98,000		Mylan Laboratories, Inc.	$2,770,460
50,300	[3]	Omnicare, Inc.	1,333,956
44,700	[2]	Oxford Health Plans, Inc.	1,308,369
19,098	[2,3]	PacifiCare Health Systems, Inc.	608,080
36,400	[2,3]	Patterson Dental Co.	1,462,188
293	[2]	Per-Se Technologies, Inc., Warrants	3
37,000		Perrigo Co.	568,320
17,500	[2]	Pharmaceutical Resources, Inc.	769,125
47,500	[2,3]	Protein Design Laboratories, Inc.	471,675
62,500	[2,3]	SICOR, Inc.	1,120,625
44,900	[2]	Sepracor, Inc.	859,835
37,000	[2]	Steris Corp.	839,900
39,880	[2]	Triad Hospitals, Inc.	877,759
32,300	[2,3]	Universal Health Services, Inc., Class B	1,249,041
27,500	[2,3]	VISX, Inc.	430,650
36,300	[2]	Varian Medical Systems, Inc.	1,955,118
40,800	[2]	Vertex Pharmaceuticals, Inc.	492,456

		TOTAL	51,850,517

		Industrials--12.3%
40,000	[2]	AGCO Corp.	728,400
17,600		AMETEK, Inc.	663,520
25,800		Airborne, Inc.	512,388
14,100	[2,3]	Alaska Air Group, Inc.	251,403
22,000	[3]	Alexander and Baldwin, Inc.	587,620
45,600	[3]	Allete	1,083,456
13,450		Banta Corp.	417,622
64,200	[2,3]	Bisys Group, Inc.	1,083,696
45,100		C.H. Robinson Worldwide, Inc.	1,659,229
26,300	[3]	CNF Transportation, Inc.	797,942
27,500	[2]	CSG Systems International, Inc.	289,575
24,600	[2]	Career Education Corp.	1,479,198
16,300		Carlisle Cos., Inc.	739,368
79,200	[2,3]	Ceridian Corp.	1,104,840
35,400	[2]	Certegy, Inc.	884,646
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
42,000	[2,3]	Checkfree Corp.	$1,157,940
45,233	[2]	ChoicePoint, Inc.	1,595,820
23,100	[2,3]	Corinthian Colleges, Inc.	1,057,749
63,800	[2]	DST Systems, Inc.	1,958,660
37,300	[2,3]	DeVRY, Inc.	863,122
23,400		Donaldson Co., Inc.	934,128
39,600	[2,3]	Dun & Bradstreet Corp.	1,496,880
25,500	[2,3]	Dycom Industries, Inc.	281,520
25,100	[2,3]	EGL, Inc.	402,604
18,800	[2,3]	Education Management Corp.	917,816
55,500	[3]	Expeditors International Washington, Inc.	2,017,925
40,500	[3]	Fastenal Co.	1,400,895
29,500	[2,3]	Flowserve Corp.	455,480
22,025	[3]	Granite Construction, Inc.	370,020
31,500		HON Industries, Inc.	931,770
21,600		Harsco Corp.	744,552
31,580		Hubbell, Inc., Class B	1,013,718
20,900	[2,3]	Hunt (J.B.) Transportation Services, Inc.	722,095
29,000	[2,3]	Jacobs Engineering Group, Inc.	1,193,350
18,975		Kelly Services, Inc., Class A	439,271
18,700	[3]	Kennametal, Inc.	588,863
20,200	[2]	Korn/Ferry International	138,976
50,400	[2,3]	L-3 Communications Holdings, Inc.	2,237,760
40,900		Manpower, Inc.	1,344,792
39,900	[3]	Miller Herman, Inc.	697,851
17,900		Nordson Corp.	452,154
26,300		Pentair, Inc.	1,013,602
29,000		Pittston Brink's Group	369,750
27,900	[3]	Precision Castparts Corp.	772,551
33,700	[2]	Quanta Services, Inc.	116,265
87,400	[2]	Republic Services, Inc.	1,875,604
23,850	[3]	Rollins, Inc.	577,647
42,900	[2]	SPX Corp.	1,450,020
5,700	[2]	Sequa Corp., Class A	175,332
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
32,800	[2,3]	Sothebys Holdings, Inc., Class A	$288,312
44,600	[2,3]	Swift Transportation Co.	808,152
21,500	[2,3]	Sylvan Learning Systems, Inc.	377,110
9,900		Tecumseh Products Co., Class A	398,376
21,000		Teleflex, Inc.	806,190
24,450	[3]	Trinity Industries, Inc.	404,648
28,100	[2,3]	Valassis Communications, Inc.	747,460
47,000		Viad Corp.	945,170
22,300		Wallace Computer Services, Inc.	582,699
34,000		Werner Enterprises, Inc.	768,060
21,000		York International Corp.	501,900

		TOTAL	50,677,462

		Information Technology--11.4%
193,400	[2]	3Com Corp.	1,005,680
35,800	[2]	Activision, Inc.	547,740
47,600	[2]	Acxiom Corp.	664,496
19,800	[2,3]	Adtran, Inc.	801,504
44,900	[2]	Advanced Fibre Communications	686,970
17,500	[2,3]	Advent Software, Inc.	220,325
70,500	[2,3]	Affiliated Computer Services, Inc., Class A	3,362,850
53,350	[2]	Arrow Electronics, Inc.	900,548
125,600	[2]	Ascential Software Corp.	482,304
242,600	[2]	Atmel Corp.	446,384
63,700	[2]	Avnet, Inc.	812,175
24,000	[2]	Avocent Corp.	710,880
12,942	[2,3]	Cabot Microelectronics Corp.	559,353
143,500	[2]	Cadence Design Systems, Inc.	1,640,205
31,600	[2,3]	CommScope, Inc.	270,812
33,400	[2]	Credence Systems Corp.	237,140
38,800	[2,3]	Cree Research, Inc.	774,060
66,000	[2]	Cypress Semiconductor Corp.	575,520
38,493		Diebold, Inc.	1,538,950
26,400		Fair Isaac & Co., Inc.	1,374,912
62,400	[2,3]	Fairchild Semiconductor International, Inc., Class A	740,688
44,100	[2,3]	Gartner Group, Inc., Class B	345,744
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
35,400		Harris Corp.	$1,011,024
46,800	[3]	Henry Jack & Associates, Inc.	609,804
18,800	[2]	Imation Corp.	644,840
21,300	[2]	InFocus Corp.	95,637
55,000	[2]	Integrated Device Technology, Inc.	568,150
34,100	[2]	International Rectifier Corp.	771,342
26,400	[2]	Internet Security Systems, Inc.	346,368
73,000	[2]	Intersil Holding Corp.	1,350,500
38,200	[2]	Keane, Inc.	368,248
46,000	[2]	KEMET Corp.	421,820
26,300	[2,3]	LTX Corp.	177,525
67,400	[2]	Lam Research Corp.	979,322
59,900	[2,3]	Lattice Semiconductor Corp.	519,932
61,900	[2,3]	Legato Systems, Inc.	366,448
54,700	[2]	MPS Group, Inc.	369,225
32,200	[2]	Macromedia, Inc.	406,042
60,500	[2,3]	McData Corp., Class A	640,090
35,500	[2]	Mentor Graphics Corp.	369,910
48,900	[2]	Micrel, Inc.	572,619
108,387		Microchip Technology, Inc.	2,253,366
27,200	[2,3]	National Instruments Corp.	872,576
83,450	[2,3]	Network Associates, Inc.	953,834
20,800	[2]	Newport Corp.	268,757
31,100	[2,3]	Overture Services, Inc.	332,770
24,000	[2]	Plantronics, Inc.	444,000
22,400	[2,3]	Plexus Corp.	228,032
53,100	[2,3]	Polycom, Inc.	521,442
35,600	[2]	Powerwave Technologies, Inc.	143,112
84,300	[2,3]	Quantum Corp. - DLT & Storage Systems	290,835
97,400	[2,3]	RF Micro Devices, Inc.	462,650
30,800	[2]	RSA Security, Inc.	295,372
30,400	[2,3]	Retek, Inc.	190,000
37,100		Reynolds & Reynolds Co., Class A	1,068,851
36,800	[2,3]	Sandisk Corp.	890,560
39,300	[2,3]	Semtech Corp.	624,870
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
27,200	[2]	Silicon Laboratories, Inc.	$773,840
56,760	[2]	Storage Technology Corp.	1,403,107
50,500	[2]	Sybase, Inc.	646,400
40,300	[2,3]	Synopsys, Inc.	1,960,192
30,100	[2,3]	Tech Data Corp.	722,400
41,600	[2]	Titan Corp.	334,048
18,900	[2]	Transaction Systems Architects, Inc., Class A	131,355
66,668	[2]	Triquint Semiconductor, Inc.	234,005
18,100	[2,3]	Varian, Inc.	572,141
85,202	[2]	Vishay Intertechnology, Inc.	1,065,025
39,200	[2]	Wind River Systems, Inc.	129,752

		TOTAL	47,101,378

		Materials--4.2%
57,800	[2]	AK Steel Holding Corp.	168,776
38,200	[2,3]	Airgas, Inc.	772,786
22,175	[3]	Albemarle Corp.	598,725
28,000	[3]	Arch Coal, Inc.	506,240
29,500	[3]	Bowater, Inc.	1,148,435
32,800	[3]	Cabot Corp.	914,136
12,100	[3]	Carpenter Technology Corp.	158,026
60,699		Crompton Corp.	389,688
20,900	[2,3]	Cytec Industries, Inc.	669,009
18,700	[2]	FMC Corp.	338,844
21,550		Ferro Corp.	509,442
23,300		Glatfelter (P.H.) Co.	266,785
61,300		IMC Global, Inc.	555,378
27,200		Longview Fibre Co.	207,536
27,500		Lubrizol Corp.	869,275
85,300		Lyondell Chemical Co.	1,241,115
26,000		Martin Marietta Materials	768,820
10,800		Minerals Technologies, Inc.	477,900
30,600	[3]	Olin Corp.	554,472
55,700	[2]	Packaging Corp. of America	1,047,717
27,900	[3]	Peabody Energy Corp.	783,990
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
15,200	[3]	Potlatch Corp.	$362,520
61,250	[3]	RPM, Inc.	757,050
14,800	[3]	Rayonier, Inc.	745,328
8,000		Solutia, Inc.	10,880
51,573		Sonoco Products Co.	1,126,870
26,700		Valspar Corp.	1,153,173
27,467		Wausau-Mosinee Paper Corp.	292,249

		TOTAL	17,395,165

		Telecommunication Services--0.6%
116,800	[2]	BroadWing, Inc.	540,784
29,100	[2,3]	Price Communications Corp.	355,311
31,300	[3]	Telephone and Data System, Inc.	1,348,717

		TOTAL	2,244,812

		Utilities--6.4%
33,000		AGL Resources, Inc.	849,090
48,900	[3]	Alliant Energy Corp.	858,684
96,800		Aquila, Inc.	269,104
14,400		Black Hills Corp.	410,112
67,500		DPL, Inc.	934,200
39,700	[3]	DQE, Inc.	539,920
77,200		Energy East Corp.	1,406,584
33,300	[3]	Equitable Resources, Inc.	1,279,386
36,400		Great Plains Energy, Inc.	952,588
19,500	[3]	Hawaiian Electric Industries, Inc.	806,325
20,300	[3]	Idacorp, Inc.	519,477
38,200	[3]	MDU Resources Group, Inc.	1,136,832
28,300		NSTAR	1,222,560
42,800		National Fuel Gas Co.	1,004,088
72,400		Northeast Utilities Co.	1,080,208
41,800	[3]	OGE Energy Corp.	750,310
38,600	[3]	ONEOK, Inc.	732,242
21,000		PNM Resources, Inc.	465,990
87,294	[3]	Pepco Holdings, Inc.	1,499,711
36,200	[3]	Philadelphia Suburban Corp.	819,930
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
49,500		Puget Energy, Inc.	$1,045,440
43,700		Questar Corp.	1,319,740
59,100		SCANA Corp.	1,875,834
55,312	[2,3]	Sierra Pacific Resources	204,101
36,166		Vectren Corp.	840,860
25,900		WGL Holdings, Inc.	698,782
17,000		WPS Resources Corp.	685,100
38,100	[3]	Westar Energy, Inc.	535,686
61,700		Wisconsin Energy Corp.	1,624,561

		TOTAL	26,367,445

		TOTAL COMMON STOCKS (IDENTIFIED COST $402,842,567)	388,857,655

		U.S. TREASURY--0.3%[4]
$1,335,000		United States Treasury Bill, 7/17/2003 (IDENTIFIED COST $1,331,658)	1,331,903

		MUTUAL FUNDS--17.6%
21,759,911		Prime Value Obligations Fund, Class IS	21,759,911
50,753,728		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	50,753,728

		TOTAL MUTUAL FUNDS (AT NET ASSET VALUE)	72,513,639

		TOTAL INVESTMENTS--112.4% (IDENTIFIED COST $476,687,864)[5]	462,703,197

		OTHER ASSETS AND LIABILITIES - NET--(12.4%)	(50,915,528)

		TOTAL NET ASSETS--100%	$411,787,669

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $21,498,750 at April 30, 2003, which represents 5.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.7%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $476,687,864.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $48,794,285 of securities loaned (identified cost $476,687,864)		$462,703,197
Cash		206,042
Income receivable		235,970
Receivable for investments sold		33,885
Receivable for shares sold		722,474
Receivable for daily variation margin		110,250
Prepaid expenses		58,874

TOTAL ASSETS		464,070,692

Liabilities:
Payable for investments purchased	$899,360
Payable for shares redeemed	590,961
Payable on collateral due to broker	50,753,728
Accrued expenses	38,974

TOTAL LIABILITIES		52,283,023

Net assets for 28,270,676 shares outstanding		$411,787,669

Net Assets Consist of:
Paid in capital		$457,307,443
Net unrealized depreciation of investments and futures contracts		(12,889,345)
Accumulated net realized loss on investments and futures contracts		(32,755,681)
Undistributed net investment income		125,252

TOTAL NET ASSETS		$411,787,669

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$411,787,669 ÷ 28,270,676 shares outstanding		$14.57

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends			$2,240,804
Interest (including income on securities loaned of $47,121)			107,507

TOTAL INCOME			2,348,311

Expenses:
Management fee		$752,386
Custodian fees		30,740
Transfer and dividend disbursing agent fees and expenses		77,891
Directors'/Trustees' fees		3,624
Auditing fees		7,282
Legal fees		3,577
Portfolio accounting fees		53,353
Shareholder services fee		470,241
Share registration costs		14,091
Printing and postage		28,687
Insurance premiums		762
Miscellaneous		856

TOTAL EXPENSES		1,443,490

Waivers and Reimbursement:
Waiver of management fee	$(104,267)
Waiver of shareholder services fee	(413,812)
Reimbursement of management fee	(1,383)

TOTAL WAIVERS AND REIMBURSEMENT		(519,462)

Net expenses			924,028

Net investment income			1,424,283

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(4,224,155)
Net realized loss on future contracts			(364,823)
Net change in unrealized depreciation of investments and futures contracts			17,632,549

Net realized and unrealized gain on investments and futures contracts			13,043,571

Change in net assets resulting from operations			$14,467,854

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,424,283	$2,576,544
Net realized loss on investments and futures contracts	(4,588,978)	(28,139,086)
Net change in unrealized appreciation/depreciation of investments and futures contracts	17,632,549	(8,467,072)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	14,467,854	(34,029,614)

Distributions to Shareholders:
Distributions from net investment income	(1,530,042)	(2,513,096)
Distributions from net realized gain on investments and future contracts	--	(5,133,807)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,530,042)	(7,646,903)

Share Transactions:
Proceeds from sale of shares	108,446,717	385,841,158
Net asset value of shares issued to shareholders in payment of distributions declared	1,209,089	6,180,568
Cost of shares redeemed	(75,461,761)	(290,671,702)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	34,194,045	101,350,024

Change in net assets	47,131,857	59,673,507

Net Assets:
Beginning of period	364,655,812	304,982,305

End of period (including undistributed net investment income of $125,252 and $231,011, respectively)	$411,787,669	$364,655,812

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (Unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's Mid-Cap 400 Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2003 the Fund had a realized loss on futures contracts of $364,823.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2003	98 S&P Mid Cap 400 Index Futures	Long	$1,095,322

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

At April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$48,794,285	$50,753,728

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

	Six Months Ended 4/30/2003	Year Ended 10/31/2002
Shares sold	7,732,691	23,488,605
Shares issued to shareholders in payment of distributions declared	86,597	387,416
Shares redeemed	(5,398,943)	(18,013,884)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,420,345	5,862,137

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $476,687,864. The net unrealized depreciation of investments for federal tax purposes was $13,984,667. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $45,008,071 and net unrealized depreciation from investments for those securities having an excess of cost over value of $58,992,738.

At October 31, 2002, the Fund had a capital loss carryforward of $451,040, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2010.

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.40% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Fund Asset Management L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.030% of the Fund's average daily net assets. Prior to March 27, 2003, the sub-manager was Deutsche Asset Management, Inc.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Manager. The Manager has agreed to reimburse certain investment management fees as a result of these transactions.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003 were as follows:

Purchases	$53,758,060

Sales	$30,000,094

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E205

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

3042108 (6/03)

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999	1998
Net Asset Value, Beginning of Period	$8.95	$10.25	$13.99	$13.63	$13.02	$16.68
Income From Investment Operations:
Net investment income	0.03	0.05	0.06	0.12	0.11	0.13
Net realized and unrealized gain (loss) on investments and futures contracts	0.60	(1.30)	(1.82)	1.84	1.43	(2.19)

TOTAL FROM INVESTMENT OPERATIONS	0.63	(1.25)	(1.76)	1.96	1.54	(2.06)

Less Distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.08)	(0.10)	(0.11)	(0.14)
Distributions from net realized gain on investments and futures contracts	--	--	(1.90)	(1.50)	(0.82)	(1.46)

TOTAL DISTRIBUTIONS	(0.03)	(0.05)	(1.98)	(1.60)	(0.93)	(1.60)

Net Asset Value, End of Period	$9.55	$ 8.95	$10.25	$13.99	$13.63	$13.02

Total Return[1]	7.06%	(12.31)%	(13.76)%	15.14%	12.43%	(13.46)%

Ratios to Average Net Assets:

Expenses	0.91%[2]	0.94%	1.05%	0.96%	0.93%	0.82%

Net investment income	0.63%[2]	0.46%	0.56%	0.85%	0.79%	0.80%

Expense waiver/reimbursement[3]	0.51%[2]	0.22%	0.13%	0.13%	0.13%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$69,936	$61,495	$82,393	$101,330	$97,235	$118,494

Portfolio turnover	5%	75%	56%	56%	47%	48%

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended October 31,
	4/30/2003	2002	2001	2000	1999	1998 [1]
Net Asset Value, Beginning of Period	$8.85	$10.18	$13.91	$13.59	$13.00	$16.75
Income From Investment Operations:
Net investment income (net operating loss)	(0.01)	(0.03)	(0.03)	(0.00)[2]	(0.00)[2]	0.00 [2]
Net realized and unrealized gain (loss) on investments and futures contracts	0.61	(1.30)	(1.80)	1.82	1.42	(2.25)

TOTAL FROM INVESTMENT OPERATIONS	0.60	(1.33)	(1.83)	1.82	1.42	(2.25)

Less Distributions:
Distributions from net investment income	--	--	--	--	(0.01)	(0.04)
Distributions from net realized gain on investments and futures contracts	--	--	(1.90)	(1.50)	(0.82)	(1.46)

TOTAL DISTRIBUTIONS	--	--	(1.90)	(1.50)	(0.83)	(1.50)

Net Asset Value, End of Period	$9.45	$8.85	$10.18	$13.91	$13.59	$13.00

Total Return[3]	6.78%	(13.06)%	(14.39)%	14.09%	11.44%	(14.47)%

Ratios to Average Net Assets:

Expenses	1.79%[4]	1.82%	1.93%	1.84%	1.81%	1.72%[4]

Net investment income (net operating loss)	(0.25)%[4]	(0.41)%	(0.34)%	(0.06)%	(0.09)%	0.00%[4]

Expense waiver/reimbursement[5]	0.38%[4]	0.09%	--	--	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$6,047	$5,302	$5,375	$6,236	$4,252	$1,101

Portfolio turnover	5%	75%	56%	56%	47%	48%

1 Reflects operations for the period from November 10, 1997 (date of initial public investment) to October 31, 1998.

2 Represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (net operating loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

April 30, 2003 (unaudited)

Shares			Value
		COMMON STOCKS--93.1%[1]
		Consumer Discretionary--12.9%
1,579	[2]	1-800-FLOWERS.COM, Inc.	$12,064
1,151	[2]	4 Kids Entertainment, Inc.	17,725
1,500	[2,3]	A.C. Moore Arts & Crafts, Inc.	25,845
2,050	[2]	ADVO, Inc.	80,606
1,500	[2,3]	AFC Enterprises, Inc.	23,700
3,300	[2]	AMC Entertainment, Inc.	31,614
3,328	[2]	APAC Customer Services, Inc.	10,450
1,561		Aaron Rents, Inc.	34,888
900	[2]	Acme Communications, Inc.	6,255
1,700		Action Performance Cos., Inc.	31,433
1,526		Advanced Marketing Services, Inc.	17,976
1,400	[2,3]	Aeropostale, Inc.	25,200
800	[2,3]	Aftermarket Technology Co.	8,528
4,700	[2]	Alliance Gaming Corp.	75,059
3,800	[2,3]	Alloy Online, Inc.	22,990
600	[2]	Ambassadors Group, Inc.	7,530
1,400	[2,3]	Ameristar Casinos, Inc.	18,984
4,975	[2,3]	Ann Taylor Stores Corp.	117,708
1,782		Applica, Inc.	9,355
1,629		Arctic Cat, Inc.	29,680
2,740	[2]	Argosy Gaming Corp.	55,814
700	[2]	Asbury Automotive Group, Inc.	6,475
529	[2]	Ascent Media Group, Inc.	645
3,817	[2]	Aztar Corp.	54,354
3,769	[2,3]	Bally Total Fitness Holding Corp.	23,933
1,196		Bandag, Inc.	41,681
1,100		Bassett Furniture Industries, Inc.	13,519
793	[2]	Beasley Broadcast Group, Inc., Class A	8,858
1,290	[2]	Beazer Homes USA, Inc.	90,622
631	[2]	bebe stores, Inc.	9,579
400	[2]	Benihana, Inc., Class A	3,816
900		Blair Corp.	19,665
3,868		Blyth Industries, Inc.	102,038
4,363	[3]	Bob Evans Farms, Inc.	110,689
3,136	[2]	Boca Resorts, Inc., Class A	38,886
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,700	[2]	Bombay Co., Inc.	$31,080
3,496	[2]	Boyd Gaming Corp.	49,818
1,200	[2]	Brookstone, Inc.	19,800
1,939		Brown Shoe Co., Inc.	56,677
1,983	[2,3]	Buca, Inc.	11,402
724	[2]	Buckle, Inc.	13,032
1,700		Building Materials Holding Corp.	21,097
1,956		Burlington Coat Factory Warehouse	34,719
893	[2]	Bush Industries, Inc., Class A	2,277
5,600	[2,3]	CKE Restaurants, Inc.	30,632
3,094	[2]	CSK Auto Corp.	31,713
452		CSS Industries, Inc.	16,358
200	[2]	Cache, Inc.	1,626
1,600	[2,3]	California Pizza Kitchen, Inc.	32,256
200	[2]	Carmike Cinemas, Inc.	3,942
1,625	[3]	Cato Corp., Class A	33,312
5,698	[2]	Champion Enterprises, Inc.	13,789
1,283	[2]	Championship Auto Racing Teams, Inc.	4,593
800	[2,3]	Champps Entertainment, Inc.	4,184
800	[2,3]	Charlotte Russe Holdings, Inc.	7,552
12,771	[2,3]	Charming Shoppes, Inc.	60,024
1,500	[2,3]	Checkers Drive-In Restaurant, Inc.	9,105
500	[2]	Cherokee, Inc.	8,240
1,600	[2,3]	Chicago Pizza & Brewery, Inc.	13,712
1,321	[2]	Children's Place Retail Stores, Inc.	20,079
2,280	[2]	Choice Hotels International, Inc.	55,632
2,650	[2,3]	Christopher & Banks Corp.	66,674
685		Churchill Downs, Inc.	25,304
4,760	[3]	Claire's Stores, Inc.	123,712
1,625		Coachmen Industries, Inc.	20,556
708	[2,3]	Coldwater Creek, Inc.	6,903
1,000	[2]	Cole National Corp., Class A	8,720
2,656	[2,3]	Collins & Aikman Corp.	11,076
3,177	[2]	Concord Camera Corp.	17,855
2,150	[2,3]	Cost Plus, Inc.	66,070
400		Courier Corp.	19,560
1,900	[2,3]	Cross Media Marketing Corp.	361
2,971	[2,3]	Crown Media Holdings, Inc., Class A	12,033
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
700	[2]	Culp, Inc.	$3,640
1,700	[2]	DHB Industries, Inc.	6,715
1,200	[2]	Dave & Buster's, Inc.	10,896
400		Deb Shops, Inc.	7,620
5,000	[2]	dELiA*s Corp., Class A	1,700
1,200	[2,3]	Department 56, Inc.	14,160
200	[2]	Dominion Homes, Inc.	3,440
1,568		Dover Downs Gaming & Entertainment, Inc.	15,586
1,669		Dover Motorsports, Inc.	5,591
2,834	[2,3]	Dress Barn, Inc.	42,567
2,800	[2,3]	Drugstore.com, Inc.	11,480
1,653	[2]	Dura Automotive Systems, Inc.	13,305
300	[2]	Escalade, Inc.	3,867
187	[2]	F.A.O., Inc.	670
1,383	[2,3]	Factory 2-U Stores, Inc.	6,901
5,713	[3]	Federal Signal Corp.	98,721
2,200	[2]	Finish Line, Inc., Class A	37,070
600	[2]	Finlay Enterprises, Inc.	7,944
500	[2]	Fisher Communications, Inc.	22,170
3,874	[2,3]	Fleetwood Enterprises, Inc.	19,525
3,300	[2,3]	Foamex International, Inc.	3,234
2,449	[2]	Footstar, Inc.	22,653
2,476	[2]	Fossil, Inc.	45,261
2,369	[3]	Freds, Inc.	76,874
1,800		Friedmans, Inc., Class A	20,700
2,300	[2,3]	GSI Commerce, Inc.	6,716
900	[2,3]	Gaiam, Inc.	3,960
1,200	[2,3]	Galyan's Trading Co.	18,204
1,096	[2,3]	Game Group PLC	20,495
800	[2,3]	Gart Sports Co.	18,744
2,378	[2]	Gaylord Entertainment Co.	49,486
2,254	[2]	Genesco, Inc.	33,810
1,900	[2]	Goody's Family Clothing, Inc.	9,348
1,000	[3]	Gray Television, Inc., Class A	12,750
62		Grey Global Group, Inc.	40,347
2,045	[2,3]	Group 1 Automotive, Inc.	56,258
845	[2]	Guess ?, Inc.	3,405
1,697	[2]	Guitar Center, Inc.	39,303
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,700	[2,3]	Gymboree Corp.	$45,117
1,900		Hancock Fabrics, Inc.	29,640
2,729	[2,3]	Handleman Co.	46,257
4,300	[2]	Harris Interactive, Inc.	20,597
1,648		Haverty Furniture Cos., Inc.	23,154
900	[2]	Hibbett Sporting Goods, Inc.	24,444
4,700		Hollinger International, Inc.	43,710
6,031	[2]	Hollywood Entertainment Corp.	107,050
3,544	[2,3]	Hot Topic, Inc.	86,651
1,700	[2,3]	Hovnanian Enterprises, Inc., Class A	67,660
2,646		Hughes Supply, Inc.	74,273
2,195	[3]	IHOP Corp.	57,729
1,172	[2,3]	IMPCO Technologies, Inc.	3,387
1,092	[2]	Information Holdings, Inc.	19,001
4,800	[2,3]	Insight Communication Co.	65,904
4,496	[2]	Insight Enterprises, Inc.	33,900
4,805	[2]	Interface, Inc.	17,298
2,500		Intermet Corp.	9,300
2,754	[2]	Intertan, Inc.	16,634
1,623	[2,3]	Isle of Capri Casinos, Inc.	20,953
2,050	[2]	J. Jill Group, Inc.	29,418
2,743	[2]	JAKKS Pacific, Inc.	35,659
4,037	[2]	Jack in the Box, Inc.	71,859
1,600	[2,3]	Jo-Ann Stores, Inc.	41,600
700	[2,3]	Johnson Outdoors, Inc., Class A	7,154
3,019	[2]	Journal Register Co.	53,466
1,500	[3]	K Swiss, Inc., Class A	44,595
3,400	[2]	K2, Inc.	32,402
2,839	[3]	Kellwood Co.	84,091
869	[2,3]	Kenneth Cole Productions, Inc., Class A	20,030
1,100	[2]	Keystone Automotive Industries, Inc.	20,119
3,696		Kimball International, Inc., Class B	59,099
2,363		Landrys Seafood Restaurants, Inc.	44,188
1,649		Libbey, Inc.	37,070
1,790		Liberty Corp.	79,064
4,082	[2]	Linens `N Things, Inc.	86,498
1,200	[2]	Lithia Motors, Inc., Class A	15,936
1,358	[2]	Lodgenet Entertainment	14,123
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,909		Lone Star Steakhouse & Saloon	$40,032
2,334	[2,3]	Luby's, Inc.	5,438
2,096		M.D.C. Holdings, Inc.	96,626
1,300	[3]	M/I Schottenstein Homes, Inc.	44,408
2,700	[2]	MTR Gaming Group, Inc.	21,870
4,500	[2]	Macrovision Corp.	79,515
4,900	[2,3]	Magna Entertainment Corp., Class A	23,765
2,117		Marcus Corp.	30,061
600		Marine Products Corp.	6,000
700	[2]	MarineMax, Inc.	8,057
1,096	[2]	Martha Stewart Living Omnimedia	9,513
3,300	[2,3]	Marvel Enterprises, Inc.	55,572
1,500	[2]	Maxwell Shoe Co., Inc., Class A	18,255
6,200	[2,3]	Mediacom Communications Corp.	61,938
3,331	[2]	Mens Wearhouse, Inc.	55,461
1,000	[2]	Meritage Corp.	38,150
300	[2]	Mestek, Inc.	5,457
889	[2]	Midas, Inc.	7,156
3,589	[2,3]	Midway Games, Inc.	11,305
3,121		Modine Manufacturing Co.	63,044
1,400	[2]	Modtech Holdings, Inc.	11,340
2,579	[2,3]	Monaco Coach Corp.	34,868
300	[2]	Monarch Casino & Resort, Inc.	2,586
900	[2]	Monro Muffler Brake, Inc.	20,160
500	[2,3]	Mossimo, Inc.	2,020
400	[2]	Mothers Work, Inc.	10,036
1,000		Movado Group, Inc.	20,500
1,875	[2]	Movie Gallery, Inc.	34,671
1,200	[2,3]	Multimedia Games, Inc.	30,228
536		National Presto Industries, Inc.	15,866
3,268	[2]	Nautica Enterprise, Inc.	37,190
1,300	[2]	Navigant International, Inc.	14,027
700	[2,3]	NetFlix, Inc.	16,030
2,021	[2]	O' Charleys, Inc.	40,905
2,800	[2]	Oakley, Inc.	29,400
12,833	[2]	Officemax, Inc.	72,506
1,513		Oneida Ltd.	16,688
1,159		OshKosh B'Gosh, Inc., Class A	35,210
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
500	[2,3]	Overstock.com, Inc.	$4,000
600	[3]	Oxford Industries, Inc.	20,100
1,810	[2,3]	P. F. Chang's China Bistro, Inc.	75,839
952	[2]	PC Connections, Inc.	6,702
5,068	[2]	Pacific Sunwear of California	115,702
1,943	[2,3]	Palm Harbor Homes, Inc.	32,526
2,500	[2,3]	Panera Bread Co.	85,075
1,453	[2,3]	Papa Johns International, Inc.	34,552
1,191	[2,3]	Parkervision, Inc.	11,827
1,000	[2]	Party City Corp.	9,870
3,943	[2]	Paxson Communications Corp.	13,643
7,500	[2]	Payless ShoeSource, Inc.	118,950
3,420	[2,3]	Penn National Gaming, Inc.	66,793
2,922	[2,3]	Penton Media, Inc.	1,256
5,356		Pep Boys-Manny Moe & Jack	45,847
2,495		Phillips Van Heusen Corp.	33,134
2,711	[2]	Pinnacle Entertainment, Inc.	14,477
1,440	[2,3]	Playboy Enterprises, Inc., Class B	13,997
1,400	[2]	Pomeroy Computer Resources	10,150
14,100	[2,3]	Priceline.com, Inc.	31,302
457	[2]	Pricesmart, Inc.	7,243
4,971	[2]	Prime Hospitality Corp.	33,107
15,400	[2]	Primedia, Inc.	40,040
1,546	[2,3]	Private Media Group, Inc.	2,488
1,816	[2,3]	ProQuest Co.	45,545
1,217		Pulitzer, Inc.	56,749
1,300	[3]	Quaker Fabric Corp.	8,151
2,534	[2]	Quiksilver, Inc.	82,608
3,257	[2]	R.H. Donnelley Corp.	97,254
1,100	[2]	RC2 Corp.	17,468
2,297	[2,3]	Rare Hospitality International, Inc.	66,912
5,000	[2]	Raytech Corp.	38,550
2,916	[2]	Regent Communications, Inc.	17,467
5,071		Regis Corp. Minnesota	143,661
2,753	[2]	Rent-Way, Inc.	12,168
2,300	[2,3]	Restoration Hardware, Inc.	9,200
800	[2,3]	Rex Stores Corp.	8,584
970		Russ Berrie & Co., Inc.	31,894
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,691		Russell Corp.	$51,452
4,854	[2]	Ryan's Family Steak Houses, Inc.	60,141
2,195	[2,3]	SCP Pool Corp.	72,457
10,059	[2,3]	SONICblue, Inc.	101
1,661	[2]	Saga Communications, Inc., Class A	33,552
1,033	[2,3]	Salem Communications Corp.	21,755
713	[2,3]	Salton, Inc.	9,126
1,076		Sauer-Danfoss, Inc.	9,749
1,860	[2,3]	School Specialty, Inc.	34,540
5,500	[2,3]	Scientific Games Holdings Corp.	35,860
900	[2,3]	Sharper Image Corp.	17,811
800	[2]	Shoe Carnival, Inc.	11,640
3,700	[2]	Shop At Home, Inc.	10,175
3,117	[2,3]	Shopko Stores, Inc.	37,498
1,900	[2,3]	Shuffle Master, Inc.	43,510
3,631	[2]	Sinclair Broadcast Group, Inc.	38,489
92,206	[2]	Sirius Satellite Radio, Inc.	68,232
1,936	[2,3]	Skechers USA, Inc., Class A	13,126
925		Skyline Corp.	27,380
4,013	[2]	Sonic Corp.	108,391
4,324	[2]	Spanish Broadcasting System, Inc.	33,165
1,500		Spartan Motors, Inc.	14,040
1,436		Speedway Motorsports, Inc.	34,909
3,700	[2]	Sports Authority, Inc.	31,931
2,700	[2,3]	Sports Resorts Int'l, Inc.	18,657
2,200	[2]	Stage Stores, Inc.	46,024
4,117	[2]	Stamps.com, Inc.	18,156
700		Standard Motor Products, Inc.	8,085
3,563		Standard Pacific Corp.	107,781
800		Stanley Furniture Co., Inc.	19,792
600		Starrett (L.S.) Co., Class A	8,478
3,820	[2,3]	Station Casinos, Inc.	82,550
2,461	[2]	Stein Mart, Inc.	13,462
600	[2]	Steinway Musical Instruments	8,460
970	[2]	Steven Madden Ltd.	17,188
1,498	[2]	Stoneridge, Inc.	16,178
500	[2]	Strattec Security Corp.	24,905
4,419		Stride Rite Corp.	38,931
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,152		Sturm Ruger & Co., Inc.	$19,153
2,291	[3]	Superior Industries International, Inc.	90,632
1,800	[2,3]	TBC Corp.	28,800
200	[2]	Technical Olympic USA, Inc.	3,892
4,300	[2]	Tenneco Automotive, Inc.	16,813
2,532	[2,3]	The Boyds Collection Ltd.	12,685
3,063	[3]	The Nautilus Group, Inc.	38,900
2,669	[2]	The Steak n Shake Co.	30,880
900	[2,3]	Thomas Nelson, Inc.	8,325
1,618	[3]	Thor Industries, Inc.	51,744
2,431	[2,3]	TiVo, Inc.	14,464
3,826	[2]	Too, Inc.	71,011
2,752	[3]	Toro Co.	102,677
6,636	[2]	Tower Automotive, Inc.	18,581
1,500	[2,3]	Tractor Supply Co.	63,525
2,414	[2]	Trans World Entertainment Corp.	8,690
1,521	[2]	Triarc Cos., Inc.	42,132
900	[2,3]	Tropical Sportswear International Corp.	4,716
908	[2]	Tuesday Morning Corp.	21,229
6,196	[3]	Tupperware Corp.	85,877
2,397	[2]	Tweeter Home Entertainment Group, Inc.	13,807
1,399	[2]	Ultimate Electronics, Inc.	11,822
5,515	[2]	Unifi, Inc.	32,814
800		Unifirst Corp.	13,160
1,817	[2,3]	United Auto Group, Inc.	30,980
1,708	[2]	Universal Electronics, Inc.	17,866
800	[2,3]	Urban Outfitters, Inc.	23,856
843	[2]	Vail Resorts, Inc.	10,116
174		Value Line, Inc.	8,427
2,167	[2,3]	Valuevision International, Inc., Class A	27,499
2,180	[2]	Vans, Inc.	10,202
400		Virco Manufacturing Corp.	3,880
700	[2]	WCI Communities, Inc.	9,681
2,073	[2]	WESCO International, Inc.	8,997
2,456	[2]	WMS Industries, Inc.	33,131
3,503		Wellman, Inc.	40,074
1,300	[2,3]	West Marine, Inc.	21,242
2,775	[2,3]	Wet Seal, Inc., Class A	28,305
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,300	[2]	Whitehall Jewellers, Inc.	$11,791
500	[2,3]	William Lyon Homes, Inc.	14,020
1,942	[2]	Wilsons The Leather Experts, Inc.	9,613
1,312	[3]	Winnebago Industries, Inc.	48,570
4,560		Wolverine World Wide, Inc.	84,086
1,197	[2]	World Wrestling Entertainment, Inc.	10,869
15,723	[2]	Wyndham International, Inc., Class A	3,145
7,555	[2,3]	XM Satellite Radio Holdings, Inc., Class A	73,057
2,986	[2,3]	Yankee Candle Co., Inc., The	65,423
1,526	[2,3]	Young Broadcasting, Inc., Class A	25,652
		TOTAL	9,822,958
		Consumer Staples--3.1%
2,400	[2]	7-Eleven, Inc.	21,576
300	[3]	Alico, Inc.	7,269
1,843	[2,3]	American Italian Pasta Co., Class A	81,276
200	[2]	Arden Group, Inc., Class A	11,824
3,187	[2]	Aurora Foods, Inc.	1,721
200	[3]	Bridgford Foods Corp.	1,450
6,161	[2]	Cadiz, Inc.	770
4,254	[3]	Casey's General Stores, Inc.	55,089
1,800	[2,3]	Central Garden & Pet Co.	43,614
1,300	[2]	Chattem, Inc.	17,771
4,200	[2]	Chiquita Brands International	56,490
142		Coca-Cola Bottling Co.	7,201
4,048		Corn Products International, Inc.	120,954
400	[2]	Del Laboratories, Inc.	9,264
20,700	[2,3]	Del Monte Foods Co.	164,565
4,054	[3]	Delta & Pine Land Co.	94,296
4,500		Dimon, Inc.	29,520
2,367	[2,3]	Duane Reade, Inc.	31,836
1,600	[2,3]	Elizabeth Arden, Inc.	20,320
81		Farmer Brothers Co.	26,345
2,400		Flowers Foods, Inc.	67,920
2,247	[2,3]	Great Atlantic & Pacific Tea Co., Inc.	13,707
600	[2,3]	Green Mountain Coffee, Inc.	10,350
2,766	[2,3]	Hain Celestial Group, Inc.	47,741
700	[2]	Horizon Organic Holding Corp.	9,660
990		Ingles Markets, Inc., Class A	9,771
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
200		Inter Parfums, Inc.	$1,410
1,716	[2]	International Multifoods Corp.	32,861
4,868		Interstate Bakeries Corp.	50,968
700	[2]	J&J Snack Foods Corp.	21,924
2,695		Lance, Inc.	19,943
3,453	[3]	Longs Drug Stores Corp.	53,487
300	[2]	Maui Land & Pineapple Co., Inc.	6,258
1,062	[2,3]	Mondavi Robert Corp., Class A	26,061
1,500	[2]	Monterey Pasta Co.	5,265
4,530	[2]	NBTY, Inc.	70,215
1,400	[3]	Nash Finch Co.	17,500
400	[2]	National Beverage Corp.	5,600
1,200		Natures Sunshine Products, Inc.	11,364
4,907		Nu Skin Enterprises, Inc., Class A	44,163
3,700	[2,3]	Pathmark Stores, Inc.	25,863
1,200	[2]	Peet's Coffee & Tea, Inc.	20,412
1,000	[2,3]	Penn Traffic Co.	1,180
1,644	[3]	Pilgrim's Pride Corp.	14,303
3,025	[2]	Playtex Products, Inc.	22,234
3,267	[2]	Ralcorp Holdings, Inc.	81,348
3,519	[2]	Rayovac Corp.	36,598
788	[2,3]	Revlon, Inc., Class A	2,537
567		Riviana Foods, Inc.	14,776
3,464		Ruddick Corp.	46,106
800		Sanderson Farms, Inc.	15,168
1,593		Schweitzer-Mauduit International, Inc.	34,871
33		Seaboard Corp.	6,864
1,200	[2]	Seminis, Inc., Class A	3,924
4,763	[3]	Sensient Technologies Corp.	105,262
1,269	[2]	Smart & Final, Inc.	5,596
5,204	[3]	Smucker (J.M.) Co.	188,801
1,600		Standard Commercial Corp.	25,616
800	[3]	Tasty Baking Co.	7,160
1,200	[2]	The Boston Beer Co., Inc., Class A	15,576
4,048	[2]	Topps Co.	37,687
2,336	[2,3]	United Natural Foods, Inc.	68,188
2,988		Universal Corp.	116,681
2,412	[3]	Vector Group Ltd.	27,014
Shares			Value
		COMMON STOCKS--continued[1]
		Consumer Staples--continued
700	[2]	Virbac Corp.	$3,990
1,949		WD 40 Co.	51,551
1,200		Weis Markets, Inc.	38,352
2,528	[2]	Wild Oats Markets, Inc.	27,353
		TOTAL	2,374,330
		Energy--3.8%
2,000	[2]	3TEC Energy Corp.	30,900
942	[2]	Atwood Oceanics, Inc.	24,539
1,697		Berry Petroleum Co., Class A	26,320
3,184		Cabot Oil & Gas Corp., Class A	78,008
4,378	[2,3]	Cal Dive International, Inc.	70,486
1,168		Carbo Ceramics, Inc.	43,940
19,321	[3]	Chesapeake Energy Corp.	155,727
2,546	[2]	Comstock Resources, Inc.	28,261
2,659	[2,3]	Denbury Resources, Inc.	28,185
681	[2]	Dril-Quip, Inc.	10,474
800	[2]	Encore Aquisition Co.	13,792
2,300	[2,3]	Energy Partners Ltd.	22,724
2,105	[2,3]	Evergreen Resources, Inc.	100,093
2,917	[3]	Frontier Oil Corp.	49,356
7,400	[2]	Global Industries Ltd.	32,856
18,398	[2]	Grey Wolf, Inc.	74,512
1,139	[2]	Gulf Island Fabrication, Inc.	19,067
1,500	[2,3]	Gulfmark Offshore, Inc.	19,800
5,400	[2]	Hanover Compressor Co.	45,414
3,800	[2]	Harvest Natural Resources, Inc.	19,380
1,000		Holly Corp.	28,490
1,947	[2]	Horizon Offshore, Inc.	7,145
1,500	[2,3]	Hydril Co.	35,715
4,964	[2]	Input/Output, Inc.	15,438
12,362	[2]	Key Energy Group, Inc.	124,485
3,368	[2,3]	Lone Star Technologies, Inc.	71,503
500		Lufkin Industries, Inc.	11,090
5,325	[2,3]	Magnum Hunter Resources, Inc.	29,980
4,203	[2]	Maverick Tube Corp.	74,771
3,486	[2,3]	Meridian Resource Corp.	3,835
1,000	[2]	NATCO Group, Inc., Class A	5,850
1,791	[2]	NS Group, Inc.	13,522
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
8,083	[2]	Newpark Resources, Inc.	$37,909
1,956	[2,3]	Nuevo Energy Co.	26,210
2,592	[2]	Oceaneering International, Inc.	58,476
2,009	[2]	Offshore Logistics, Inc.	38,171
1,700	[2]	Oil States International, Inc.	19,346
3,006	[3]	Overseas Shipholding Group, Inc.	56,543
8,537	[2]	Parker Drilling Co.	16,733
2,630		Patina Oil & Gas Corp.	90,814
1,161		PennVirginia Corp.	45,233
300	[2]	Petroleum Helicopters, Inc.	7,629
4,100	[2]	PetroQuest Energy, Inc.	6,232
2,628	[2,3]	Plains Exploration & Production Co.	21,891
2,628	[2]	Plains Resources, Inc.	31,851
1,140		Prima Energy Corp.	22,379
1,100	[2,3]	Quicksilver Resources, Inc.	25,432
1,161		RPC Energy Services, Inc.	12,643
5,500	[2]	Range Resources Corp.	32,505
2,200	[2,3]	Remington Oil & Gas Corp.	34,474
1,600		Resource America, Inc., Class A	13,296
1,906	[2]	SEACOR SMIT, Inc.	68,273
2,510	[2]	Spinnaker Exploration Co.	53,714
3,058	[3]	St. Mary Land & Exploration Co.	78,346
2,331	[2]	Stone Energy Corp.	81,888
5,319	[2]	Superior Energy Services, Inc.	48,137
2,523	[2]	Swift Energy Co.	20,991
2,199	[2]	Syntroleum Corp.	5,190
7,220	[2,3]	Tesoro Petroleum Corp.	56,099
1,400	[2,3]	Tetra Technologies, Inc.	37,240
2,700	[2]	The Exploration Co. of Delaware	8,127
1,120	[2]	The Houston Exploration Co.	31,326
4,120	[2]	Tom Brown, Inc.	101,022
1,802	[2]	Transmontaigne, Co.	7,839
2,532	[2]	Trico Marine Services, Inc.	5,013
4,738	[2]	Unit Corp.	92,865
1,767	[2]	Universal Compression Holdings, Inc.	32,053
3,359	[2]	Veritas DGC, Inc.	23,009
5,834		Vintage Petroleum, Inc.	57,057
3,000	[2]	W-H Energy Services, Inc.	54,000
Shares			Value
		COMMON STOCKS--continued[1]
		Energy--continued
2,287		Western Gas Resources, Inc.	$83,887
2,559	[2,3]	Westport Resources Corp.	53,330
		TOTAL	2,912,831
		Financials--21.5%
1,458		1st Source Corp.	19,319
700		ABC Bancorp	9,870
2,000		Acadia Realty Trust	18,100
2,400		Advanta Corp., Class B	18,936
996		Alabama National Bancorp	45,896
219	[2,3]	Alexander's, Inc.	16,046
2,050		Alexandria Real Estate Equities, Inc.	86,715
3,862		Alfa Corp.	49,858
1,800		Allegiant Bancorp, Inc.	30,978
2,680	[3]	Amcore Financial, Inc.	62,766
21,200	[2,3]	AmeriTrade Holding Corp.	106,424
5,976	[3]	American Capital Strategies Ltd.	144,978
1,300		American Home Mortgage Holdings, Inc.	15,860
700	[2]	American Medical Security Group, Inc.	11,900
400	[3]	American National Bankshares, Inc.	9,804
1,200	[2]	American Physicians Capital, Inc.	27,252
1,488	[3]	Amli Residential Properties Trust	33,688
2,305		Anchor Bancorp Wisconsin, Inc.	53,361
5,100		Anthracite Capital, Inc.	60,435
2,400		Anworth Mortgage Asset Corp.	33,552
2,900	[3]	Apex Mortgage Capital, Inc.	18,966
2,369	[2]	Argonaut Group, Inc.	23,880
986		Arrow Financial Corp.	28,486
1,600		Associated Estates Realty Corp.	9,616
500	[2]	Avatar Holdings, Inc.	12,440
700		BKF Capital Group, Inc.	11,865
881		BSB Bancorp, Inc.	21,276
1,073		Baldwin & Lyons, Inc., Class B	24,679
1,200		Banc Corp.	6,900
389		BancFirst Corp.	19,384
1,490		Bank Granite Corp.	25,866
1,100		Bank Mutual Corp.	32,747
400		Bank of the Ozarks, Inc.	13,600
4,600		BankAtlantic Bancorp, Inc., Class A	52,992
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
2,700	[2]	BankUnited Financial Corp., Class A	$51,003
1,200		Banner Corp.	19,908
6,885	[2]	BayView Capital Corp.	39,451
1,573		Bedford Property Investors, Inc.	41,920
500		Berkshire Hills Bancorp, Inc.	13,200
2,500		Boston Private Financial Holdings	47,125
300		BostonFed Bancorp, Inc.	7,875
2,831		Boykin Lodging Co.	23,243
2,934		Brandywine Realty Trust	65,428
7,150		Brookline Bancorp, Inc.	95,595
200		Bryn Mawr Bank Corp.	7,150
500		CB Bancshares, Inc.	33,990
2,364		CBL & Associates Properties, Inc.	100,352
900		CCBT Financial Cos., Inc.	20,358
1,900		CFS Bancorp, Inc.	26,619
1,572	[2]	CNA Surety Corp.	14,431
1,868	[3]	CPB, Inc.	47,541
3,691		CVB Financial Corp.	74,927
300		California First National Bancorp	2,964
700		Camden National Corp.	17,745
3,272	[3]	Capital Automotive	84,712
670		Capital City Bank Group, Inc.	25,815
800		Capitol Bancorp Ltd.	16,993
1,483	[3]	Capstead Mortgage Corp.	16,506
1,800		Cascade Bancorp	28,532
2,757		Cash America International, Inc.	28,287
1,722		Cathay Bancorp, Inc.	74,907
823	[2]	Central Coast Bancorp	14,065
200		Century Bancorp, Inc., Class A	5,164
2,200	[2]	Ceres Group, Inc.	5,192
200	[3]	Charter Financial Corp.	6,260
5,160		Charter Municipal Mortgage Acceptance Co.	98,298
2,443		Chateau Communities, Inc.	52,818
3,434		Chelsea Property Group, Inc.	136,192
2,568		Chemical Financial Corp.	75,628
4,150	[3]	Chittenden Corp.	112,257
1,500		Citizens First Bancorp, Inc.	31,125
2,600	[2,3]	Citizens, Inc., Class A	16,432
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,188		City Bank Lynwood, WA	$28,322
1,900		City Holding Co.	54,359
1,600	[2,3]	Clark/Bardes, Inc.	18,720
750		CoBiz, Inc.	10,560
700		Coastal Bancorp, Inc.	21,028
600		Coastal Financial Corp.	7,659
1,584		Colonial Properties Trust	53,872
400		Columbia Bancorp	10,256
1,920		Columbia Banking Systems, Inc.	29,606
2,689		Commerce Group, Inc.	99,654
5,374		Commercial Federal Corp.	115,648
3,986	[3]	Commercial Net Lease Realty	64,414
1,300		Community Bank System, Inc.	45,045
772		Community Banks, Inc.	22,381
4,901		Community First Bankshares, Inc.	131,940
1,210		Community Trust Bancorp, Inc.	32,573
1,967	[2,3]	CompuCredit Corp.	14,890
1,300		Connecticut Bancshares, Inc.	55,535
5,078		Cornerstone Realty Income Trust, Inc.	35,648
1,500	[3]	Corporate Office Properties Trust	22,875
1,400		Correctional Properties Trust	30,870
3,097	[2]	Corrections Corp. America	65,811
1,281		Corus Bankshares, Inc.	55,224
3,362	[3]	Crawford & Co., Class B	16,575
1,325	[2]	Credit Acceptance Corp.	10,229
3,800		Crown American Realty Trust	38,836
1,326	[2]	DVI, Inc.	12,067
1,417		Delphi Financial Group, Inc., Class A	62,419
2,805		Dime Community Bancorp, Inc.	64,683
100		EMC Insurance Group, Inc.	1,913
2,937	[3]	East West Bancorp, Inc.	99,417
1,587		EastGroup Properties, Inc.	41,230
1,832		Entertainment Properties Trust	49,372
4,491		Equity Inns, Inc.	30,135
3,468	[3]	Equity One, Inc.	55,107
1,723	[3]	Essex Property Trust, Inc.	94,713
1,700	[2]	Euronet Services, Inc., ADR	14,960
1,111		F & M Bancorp	53,406
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,228		FBL Financial Group, Inc., Class A	$24,658
500		FNB Corp.	14,650
1,200	[2,3]	FPIC Insurance Group, Inc.	11,712
704		Farmers Capital Bank Corp.	23,134
900	[2,3]	Federal Agricultural Mortgage Association, Class C	21,330
4,745		Federal Realty Investment Trust	146,241
5,192	[3]	FelCor Lodging Trust, Inc.	36,811
2,200		Fidelity Bankshares, Inc.	46,662
1,329	[2]	Financial Federal Corp.	29,770
700		Financial Industries Corp.	10,416
900		Financial Institutions, Inc.	19,773
3,636		First BanCorp	112,243
700		First Bancorp, Inc.	18,060
964		First Busey Corp.	22,856
3,386		First Charter Corp.	58,815
667		First Citizens Bancshares, Inc., Class A	64,872
7,331		First Commmonwealth Financial Corp.	88,558
1,400		First Community Bancorp	41,706
880		First Community Bancshares, Inc.	28,943
300		First Defiance Financial Corp.	5,889
1,000		First Essex Bancorp, Inc.	34,999
2,016		First Federal Capital Corp.	38,102
3,941		First Financial Bancorp	61,795
1,287		First Financial Bankshares, Inc.	51,504
744		First Financial Corp.	37,944
1,472		First Financial Holdings, Inc.	39,625
1,233		First Indiana Corp.	20,566
1,429		First Merchants Corp.	34,024
750		First National Corp.	19,388
3,106		First Niagara Financial Group, Inc.	37,738
300		First Oak Brook Bancshares, Inc.	9,270
1,700		First Place Financial Corp.	27,217
1,100	[2]	First Republic Bank	27,610
2,633		First Sentinel Bancorp, Inc.	39,808
200		First South Bancorp, Inc.	6,516
1,000		First State Bancorporation	24,510
700		FirstFed America Bancorp, Inc.	21,560
1,838	[2,3]	FirstFed Financial Corp.	59,717
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,825		Flagstar Bancorp, Inc.	$60,408
1,550		Flushing Financial Corp.	29,605
100		Franklin Financial Corp.	2,966
6,433	[3]	Fremont General Corp.	60,213
9,897		Friedman, Billings, Ramsey Group, Inc., Class A	108,669
1,796		Frontier Financial Corp.	48,654
822		GBC Bancorp	22,580
722	[2,3]	Gabelli Asset Management, Inc., Class A	22,570
2,707		Gables Residential Trust	76,825
992		German American Bancorp	17,320
1,700		Getty Realty Holding Corp.	33,813
1,600		Glacier Bancorp, Inc.	44,640
1,693		Glenborough Realty Trust, Inc.	28,070
3,265		Glimcher Realty Trust	67,455
4,310		Gold Banc Corp., Inc.	37,928
584		Great American Financial Resources, Inc.	8,264
1,462		Great Lakes REIT, Inc.	21,579
600		Great Southern Bancorp, Inc.	22,770
16,161		HRPT Properties Trust	145,934
1,753	[3]	Hancock Holding Co.	79,323
800		Hanmi Financial Corp.	13,360
2,375		Harbor Florida Bancshares, Inc.	63,246
3,254	[3]	Harleysville Group, Inc.	76,794
2,091		Harleysville National Corp.	55,412
700	[2]	Hawthorne Financial Corp.	21,560
4,921		Health Care REIT, Inc.	140,101
2,100	[2,3]	HealthExtras, Inc.	9,345
5,220		Healthcare Realty Trust, Inc.	143,707
1,800		Heritage Property Investment	45,720
3,696	[3]	Hilb Rogal & Hamilton Co.	131,393
2,915		Home Properties of New York, Inc.	101,238
3,893		Horace Mann Educators Corp.	57,500
1,600		Hudson River Bancorp, Inc.	39,328
1,640		Humboldt Bancorp	21,271
4,900		IMPAC Mortgage Holdings, Inc.	65,268
500	[2]	ITLA Capital Corp.	17,875
1,000	[3]	Iberiabank Corp.	43,550
2,200	[2]	IDine Rewards Network, Inc.	21,450
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
32	[2]	Imperial Credit Industries, Inc., Warrants	$0
200		Independence Holdings Co.	3,900
1,600		Independent Bank Corp.- Massachusetts	32,448
2,529		Independent Bank Corp.- Michigan	60,266
2,701		Innkeepers USA Trust	20,366
2,113	[2,3]	Insignia Financial Group, Inc.	23,454
2,162		Integra Bank Corp.	36,819
600		Interchange Financial Services Corp.	10,710
2,493		International Bancshares Corp.	109,218
3,000		Investors Real Estate Trust	29,400
1,707	[3]	Irwin Financial Corp.	40,456
2,125		Jefferies Group, Inc.	82,493
3,383	[2]	Jones Lang LaSalle, Inc.	50,982
555		Kansas City Life Insurance Co.	22,577
1,600	[3]	Keystone Property Trust	27,520
3,296	[3]	Kilroy Realty Corp.	81,807
9,100	[2,3]	Knight Trading Group, Inc.	46,046
2,129		Koger Equity, Inc.	34,064
2,000		Kramont Realty Trust	30,600
2,721	[3]	LNR Property Corp.	95,834
700	[3]	LSB Bancshares, Inc.	12,250
1,100		LTC Properties, Inc.	8,470
15,168	[2]	La Quinta Properties, Inc.	51,420
2,320	[3]	LaSalle Hotel Properties	32,457
1,212	[3]	Lakeland Bancorp, Inc.	19,162
300		Lakeland Financial Corp.	7,863
2,239		LandAmerica Financial Group, Inc.	91,956
2,730	[3]	Lexington Corporate Properties Trust	47,065
2,100	[2]	Local Financial Corp.	31,500
2,552		MAF Bancorp, Inc.	86,156
800		MASSBANK Corp.	24,663
1,300		MB Financial, Inc.	48,841
2,500	[3]	MCG Capital Corp.	26,875
4,800		MFA Mortgage Investments, Inc.	44,976
500		Macatawa Bank Corp.	12,800
4,991		Macerich Co. (The)	164,703
1,000	[3]	Main Street Banks, Inc.	21,140
415		MainSource Financial Group, Inc.	10,031
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,351		Manufactured Home Communities, Inc.	$43,286
200		Merchants Bancshares, Inc.	4,670
4,465		MeriStar Hospitality Corp.	18,574
3,600	[3]	Metris Cos., Inc.	12,996
1,381		Mid-American Apartment Communities, Inc.	35,492
1,900		Mid-Atlantic Realty Trust	35,207
2,640		Mid-State Bancshares	48,576
788		Midland Co.	16,067
900	[3]	Midwest Banc Holdings, Inc.	16,191
2,674		Mills Corp.	85,461
1,600		Mission West Properties, Inc.	15,776
200		NASB Financial, Inc.	4,903
666		NBC Capital Corp.	16,384
3,223		NBT Bancorp, Inc.	58,626
700		Nara Bancorp, Inc.	10,319
2,221		National Health Investors, Inc.	36,091
300		National Health Realty, Inc.	4,551
2,020		National Penn Bancshares, Inc.	60,095
291	[2]	National Western Life Insurance Co., Class A	28,841
5,401		Nationwide Health Properties, Inc.	75,614
400	[2,3]	Navigators Group, Inc.	10,740
5,717		Net.B@nk, Inc.	57,056
1,700	[3]	New Century Financial Corp.	62,611
1,300		Northwest Bancorp, Inc.	21,190
1,200	[3]	Novastar Financial, Inc.	51,540
300		Nymagic, Inc.	6,600
1,508		OceanFirst Financial Corp.	33,447
4,105	[2]	Ocwen Financial Corp.	14,696
2,200	[3]	Odyssey Re Holdings Corp.	46,200
6,119	[2,3]	Ohio Casualty Corp.	76,640
799		Old Second Bancorp, Inc.	31,680
839		Omega Financial Corp.	29,390
1,400	[2]	Omega Healthcare Investors	3,836
1,490		Oriental Financial Group	36,654
1,251		PFF Bancorp, Inc.	42,146
1,066	[2]	PICO Holdings, Inc.	14,828
3,319	[3]	PMA Capital Corp.	28,344
1,129		PS Business Parks, Inc.	35,123
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,817		Pacific Capital Bancorp	$124,476
2,214	[3]	Pacific Northwest Bancorp	62,346
1,000		Pacific Union Bank	13,000
4,312		Pan Pacific Retail Properties, Inc.	168,685
300		Parkvale Financial Corp.	6,825
840		Parkway Properties, Inc.	32,441
800		Partners Trust Financial Group, Inc.	15,760
600		Peapack-Gladstone Financial Corp.	17,256
600		PennFed Financial Services, Inc.	16,170
640		PennRock Financial Services Corp.	18,976
1,569	[3]	Pennsylvania Real Estate Investment Trust	44,795
900	[3]	Peoples Bancorp, Inc.	20,745
600		Peoples Holding Co.	26,250
1,868	[2,3]	Philadelphia Consolidated Holding Corp.	72,871
700		Port Financial Corp.	37,590
3,700		Post Properties, Inc.	95,312
3,936		Prentiss Properties Trust	108,240
2,253		Presidential Life Corp.	18,204
1,300	[2]	Price Legacy Corp.	3,640
500		PrivateBancorp, Inc.	12,010
2,580	[2]	ProAssurance Corp.	66,796
1,800		Prosperity Bancshares, Inc.	31,716
300		Provident Bancorp, Inc.	9,870
3,115		Provident Bankshares Corp.	79,121
900	[2]	Quaker City Bancorp, Inc.	33,265
1,715		R&G Financial Corp., Class B	46,442
1,700		RAIT Investment Trust	38,250
3,131	[3]	RFS Hotel Investors, Inc.	33,627
1,910		RLI Corp.	56,441
1,300		Ramco-Gershenson Properties	29,705
3,943		Realty Income Corp.	148,257
1,200		Redwood Trust, Inc.	39,888
700		Republic Bancorp, Inc.	9,142
6,501	[3]	Republic Bancorp, Inc.	84,448
800		Republic Bancshares, Inc.	17,128
1,620		Riggs National Corp.	22,421
436		Royal Bancshares of Pennsylvania	8,873
2,871	[3]	S & T Bancorp, Inc.	79,096
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
600		S.Y. Bancorp, Inc.	$22,440
2,863	[3]	SL Green Realty Corp.	92,274
1,542	[3]	SWS Group, Inc.	25,551
1,919		Sandy Spring Bancorp, Inc.	60,832
867		Santander BanCorp	12,398
1,129		Saul Centers, Inc.	26,633
3,100	[2]	Saxon Capital, Inc.	45,725
1,700		Seacoast Banking Corp. of Florida	31,416
2,624		Seacoast Financial Services Corp.	49,515
900		Second Bancorp, Inc.	21,375
2,896		Selective Insurance Group, Inc.	72,661
4,943		Senior Housing Properties Trust	61,689
3,678		Shurgard Storage Centers, Inc., Class A	120,160
700		Simmons 1st National Corp., Class A	26,348
2,800	[3]	Sizeler Property Investment, Inc.	27,720
7,943	[2]	Soundview Technology Group, Inc.	12,391
5,498		South Financial Group, Inc.	134,701
400		Southwest Bancorp, Inc.	9,632
3,295	[2,3]	Southwest Bancorp of Texas, Inc.	111,964
1,355		Sovran Self Storage, Inc.	39,783
1,300		St. Francis Capital Corp.	32,617
1,247		State Auto Financial Corp.	23,444
500		State Bancorp, Inc.	9,390
6,606		Staten Island Bancorp, Inc.	113,359
1,176		Sterling Bancorp	32,128
4,174		Sterling Bancshares, Inc.	49,696
1,100	[2]	Sterling Financial Corp.	26,279
1,800		Sterling Financial Corp.	43,290
1,877	[2]	Stewart Information Services Corp.	50,078
1,300		Suffolk Bancorp	40,872
300	[3]	Summit Bancshares, Inc.	6,861
2,365		Summit Properties, Inc.	45,692
525	[2]	Sun Bancorp, Inc.	8,421
200	[3]	Sun Bancorp, Inc.	4,068
1,666		Sun Communities, Inc.	64,208
500		Superior Financial Corp.	9,520
5,139		Susquehanna Bankshares, Inc.	116,912
595	[3]	Tanger Factory Outlet Centers, Inc.	19,159
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
3,146		Taubman Centers, Inc.	$55,086
708	[2]	Tejon Ranch Co.	19,661
3,020		Texas Regional Bancshares, Inc., Class A	109,626
200		The First of Long Island Corp.	6,818
2,445		The Trust Co. of New Jersey	68,509
5,700		Thornburg Mortgage Asset Co.	127,680
700		Tompkins County Trust Co., Inc.	32,200
2,316		Town & Country Trust	51,600
3,425	[2]	Trammell Crow Co.	29,798
100	[2]	Transcontinental Realty Investors, Inc.	1,800
300		TriCo Bancshares	7,359
867	[2,3]	Triad Guaranty, Inc.	34,541
920	[3]	Troy Financial Corp.	24,868
8,531		Trustco Bank Corp.	88,978
4,360	[3]	UCBH Holdings, Inc.	110,918
4,258	[2]	UICI	50,670
1,850		UMB Financial Corp.	73,168
3,200		US Restaurant Properties	46,848
1,201		USB Holdings Co., Inc.	19,817
3,524		Umpqua Holdings Corp.	69,247
700		Union Bankshares Corp.	18,844
4,489		United Bankshares, Inc.	129,642
1,900		United Community Banks, Inc.	48,146
3,172		United Community Financial Corp.	28,992
700	[3]	United Fire & Casualty Co.	22,526
1,816		United National Bancorp	46,853
3,100	[2]	Universal American Financial Corp.	18,073
1,200		Universal Health Realty Trust, Inc.	31,380
3,060		Unizan Financial Corp.	53,305
1,500		Urstadt Biddle Properties, Class A	18,300
7,625		Ventas, Inc.	99,125
3,800		Vesta Insurance Group, Inc.	9,690
700		Virginia Financial Group, Inc.	21,910
4,696		W Holding Co., Inc.	92,464
761	[2]	WFS Financial, Inc.	17,282
1,100		WSFS Financial Corp.	37,840
300		Warwick Community Bancorp	9,090
4,002		Washington Real Estate Investment Trust	104,612
Shares			Value
		COMMON STOCKS--continued[1]
		Financials--continued
1,200		Washington Trust Bancorp	$24,636
4,600		Waypoint Financial Corp.	83,950
400	[2]	Wellsford Real Properties	6,280
2,335		Wesbanco, Inc.	58,209
1,600		West Coast Bancorp	24,880
1,347		Westcorp, Inc.	28,556
100		Westfield Financial, Inc.	1,715
300		Willow Grove Bancorp, Inc.	4,512
1,400		Winston Hotels, Inc.	10,780
1,899	[3]	Wintrust Financial Corp.	57,730
1,200	[2]	World Acceptance Corp.	13,008
1,100		Yardville National Bancorp	20,042
879	[3]	Zenith National Insurance Corp.	22,634
		TOTAL	16,294,298
		Healthcare--11.9%
700	[2,3]	1-800 CONTACTS, Inc.	15,057
6,300	[2]	AVANIR Pharmaceuticals, Class A	9,072
2,050	[2,3]	aaiPharma, Inc.	23,165
8,800	[2,3]	Abgenix, Inc.	83,600
1,594	[2,3]	Abiomed, Inc.	6,440
3,700	[2,3]	Adolor Corp.	51,763
1,000	[2,3]	Advanced Neuromodulation Systems, Inc.	41,870
700	[2]	Advisory Board Co.	25,634
2,800	[2,3]	Aksys Ltd.	21,812
1,500	[2,3]	Alaris Medical, Inc.	14,325
2,494	[2,3]	Albany Molecular Research, Inc.	28,781
4,400	[2]	Alderwoods Group, Inc.	21,428
2,103	[2,3]	Alexion Pharmaceuticals, Inc.	27,739
3,600	[2,3]	Align Technology, Inc.	27,000
6,300	[2,3]	Alkermes, Inc.	62,874
1,400	[2]	Alliance Imaging, Inc.	5,978
2,500	[2,3]	Allos Therapeutics, Inc.	4,700
3,245	[3]	Alpharma, Inc., Class A	60,519
1,350	[2,3]	American Healthcorp, Inc.	33,331
2,200	[2,3]	American Medical Systems Holdings, Inc.	34,914
1,000	[2,3]	American Pharmaceutical Partners, Inc.	23,350
1,100	[2]	Amerigroup Corp.	32,032
2,400	[2,3]	Amsurg Corp.	62,328
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
8,020	[2,3]	Amylin Pharmaceuticals, Inc.	$153,583
2,634	[2,3]	Antigenics, Inc.	25,919
2,793	[2,3]	Aphton Corp.	9,329
7,700	[2]	Applera Corp.	80,850
1,800	[2,3]	Applied Molecular Evolution	6,066
4,556	[2,3]	Apria Healthcare Group, Inc.	106,838
2,300	[2]	ArQule, Inc.	9,062
2,200	[2,3]	Arena Pharmaceuticals, Inc.	14,256
3,902	[2]	Ariad Pharmaceutiacals, Inc.	7,921
2,200	[2,3]	Array BioPharma, Inc.	4,972
987		Arrow International, Inc.	42,105
2,462	[2]	Arthrocare Corp.	37,619
3,500	[2,3]	AtheroGenics, Inc.	31,850
2,300	[2,3]	Atrix Labs, Inc.	40,388
2,275	[2,3]	Avigen, Inc.	6,893
1,300	[2]	Bentley Pharmaceuticals, Inc.	11,609
10,746	[2]	Beverly Enterprises, Inc.	20,525
1,840	[2]	Bio Rad Laboratories, Inc., Class A	86,020
1,200	[2,3]	Bio-Reference Laboratories, Inc.	5,640
6,457	[2]	Bio-Technology General Corp.	22,341
4,594	[2,3]	BioMarin Pharmaceutical, Inc.	50,442
400	[2]	BioReliance Corp.	7,972
2,481	[2,3]	Biopure Corp.	8,683
1,303	[2,3]	Biosite Diagnostics, Inc.	55,612
1,053	[2]	Bone Care International, Inc.	8,171
1,100	[2]	Bradley Pharmaceuticals, Inc.	15,851
194	[2,3]	BriteSmile, Inc.	3,234
400	[2]	Bruker AXS, Inc.	824
1,600	[2,3]	Bruker Daltonics, Inc.	5,456
3,302	[2]	CONMED Corp.	57,521
3,057	[2]	CV Therapeutics, Inc.	61,079
2,720	[2,3]	Caliper Technologies Corp.	9,275
700	[2]	Cantel Medical Corp.	9,555
6,100	[2]	Cardiac Science, Inc.	14,396
3,971	[2]	CardioDynamics International Corp.	10,960
3,890	[2,3]	Cell Genesys, Inc.	34,699
3,706	[2,3]	Cell Therapeutics, Inc.	33,354
700	[2,3]	Centene Corp.	22,424
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
3,100	[2,3]	Cepheid, Inc.	$11,656
1,652	[2,3]	Cerus Corp.	13,381
1,400	[2]	Cholestech Corp.	16,170
1,600	[2,3]	Cima Labs, Inc.	38,640
2,200	[2,3]	Ciphergen Biosystems, Inc.	10,758
504	[2]	Closure Medical Corp.	9,097
1,100	[2]	Cobalt Corp.	18,095
2,688	[2,3]	Columbia Laboratories, Inc.	13,279
300	[2]	Computer Programs & Systems, Inc.	5,793
2,000	[2,3]	Conceptus, Inc.	20,860
3,593	[2]	Connetics Corp.	60,686
3,386	[3]	Cooper Companies, Inc.	94,469
5,431	[2,3]	Corixa Corp.	38,940
714	[2]	Corvel Corp.	22,348
7,043	[2,3]	Covance, Inc.	124,872
3,600	[2]	Cross Country, Inc.	40,788
2,013	[2,3]	Cryolife, Inc.	15,299
3,138	[2,3]	Cubist Pharmaceuticals, Inc.	28,964
4,700	[2]	CuraGen Corp.	21,902
1,300	[2,3]	Curative Health Services, Inc.	16,250
2,398	[2,3]	Cyberonics, Inc.	54,746
1,600		D & K Healthcare Resources, Inc.	21,008
600	[2,3]	DJ Orthopedics, Inc.	3,138
1,259		Datascope Corp.	36,006
3,900	[2]	Decode Genetics, Inc.	8,190
1,100	[2]	Deltagen, Inc.	407
1,396	[2]	Digene Corp.	26,538
1,700	[2]	Discovery Partners International	5,508
3,125	[2,3]	Diversa Corp.	32,313
2,700	[2,3]	Durect Corp.	7,911
600	[2,3]	Dynacq International, Inc.	7,722
1,300	[2]	EPIX Medical, Inc.	12,415
3,994	[2]	Eclipsys Corp.	35,986
800	[2,3]	Embrex, Inc.	7,160
2,300	[2]	Endo Pharmaceuticals Holdings, Inc.	37,996
1,300	[2]	Endocardial Solutions, Inc.	4,407
2,566	[2]	Enzo Biochem, Inc.	38,413
4,800	[2,3]	Enzon, Inc.	65,856
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
1,100	[2]	Eon Labs, Inc.	$33,704
950	[2,3]	eResearch Technology, Inc.	28,310
3,500	[2]	Esperion Therapeutics, Inc.	39,900
1,400	[2]	Exact Sciences Corp.	13,356
5,055	[2,3]	Exelixis, Inc.	43,064
2,500	[2]	First Horizon Pharmaceutical Corp.	6,770
61,000	[2]	Five Star Quality Care, Inc., Rights	0
2,923	[2]	Gene Logic, Inc.	19,321
1,000	[2]	Genencor International, Inc.	11,050
3,100	[2]	Genesis Health Ventures, Inc.	46,376
4,747	[2,3]	Genta, Inc.	35,508
2,500	[2]	Gentiva Health Services, Inc.	22,850
4,200	[2]	Genzyme Corp.	8,274
2,740	[2,3]	Geron Corp.	12,686
2,630	[2,3]	Guilford Pharmaceuticals, Inc.	12,808
1,964	[2]	Haemonetics Corp.	34,822
2,100	[2,3]	Hanger Orthopedic Group, Inc.	21,651
2,100	[2]	Harvard Bioscience, Inc.	7,119
900	[2]	HealthTronics Surgical Services, Inc.	7,209
2,300	[2]	Hologic, Inc.	20,700
5,958		Hooper Holmes, Inc.	36,046
1,300	[2,3]	ICU Medical, Inc.	41,314
3,576	[2]	IDEXX Laboratories, Inc.	139,464
2,051	[2]	IDX Systems Corp.	30,088
1,425	[2,3]	INAMED Corp.	53,138
1,810	[2,3]	Igen, Inc.	65,794
3,575	[2]	Ilex Oncology, Inc.	47,869
2,500	[2]	Illumina, Inc.	4,975
5,800	[2]	Imclone Systems, Inc.	105,792
1,250	[2,3]	Immucor, Inc.	25,663
4,845	[2]	Immunogen, Inc.	14,680
4,563	[3]	Immunomedics, Inc.	17,933
1,764	[2,3]	Impath, Inc.	25,931
2,900	[2,3]	Impax Laboratories, Inc.	17,052
7,500	[2]	Incyte Genomics, Inc.	25,875
4,700	[2]	Indevus Pharmaceuticals, Inc.	17,390
2,000	[2,3]	Integra Lifesciences Corp.	53,380
2,848	[2,3]	InterMune, Inc.	57,900
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
2,200	[2,3]	Interpore International, Inc.	$19,602
3,600	[2,3]	Intuitive Surgical, Inc.	22,464
2,863	[3]	Invacare Corp.	91,473
1,100	[2,3]	Inverness Medical Innovations, Inc.	20,350
5,578	[2,3]	Isis Pharmaceuticals, Inc.	30,846
2,500	[2]	KV Pharmaceutical Co., Class A	56,225
1,600	[2,3]	Kendle International, Inc.	7,824
1,000	[2]	Kensey Nash Corp.	21,770
1,400	[2,3]	Kindred Healthcare, Inc.	20,860
678	[2,3]	Kos Pharmaceuticals, Inc.	13,831
2,300	[2,3]	Kosan Biosciences, Inc.	15,042
600	[2]	Kyphon, Inc.	5,664
5,200	[2]	La Jolla Pharmaceutical Co.	11,492
700	[2]	Labone, Inc.	13,195
600	[2,3]	Lannett Co., Inc.	8,796
3,650	[2]	Lexicon Genetics, Inc.	18,250
1,000	[2,3]	Lifecore Biomedical, Inc.	3,810
500	[2]	Lifeline Systems, Inc.	12,055
5,753	[2,3]	Ligand Pharmaceuticals, Inc., Class B	51,202
2,139	[2]	Luminex Corp.	13,048
2,762	[2,3]	MGI PHARMA, Inc.	39,883
2,800	[2,3]	MIM Corp.	20,496
2,566	[2,3]	Martek Biosciences Corp.	87,321
1,000	[2,3]	Matria Healthcare, Inc.	12,480
2,992		Matthews International Corp., Class A	70,492
3,207	[2]	Maxygen, Inc.	26,297
1,000	[2,3]	Med-Design Corp.	4,160
700	[2,3]	MedCath Corp.	3,143
600	[2,3]	MedSource Technologies, Inc.	1,680
8,200	[2,3]	Medarex, Inc.	34,194
800	[2]	Medical Staffing Network Holdings, Inc.	5,992
2,700	[2]	Medicines Co.	55,485
4,576		Mentor Corp.	84,702
1,400	[2,3]	Merit Medical Systems, Inc.	27,426
1,092		Mine Safety Appliances Co.	41,758
1,871	[2]	Molecular Devices Corp.	23,481
3,000	[2,3]	Myriad Genetics, Inc.	35,760
3,521	[3]	NDCHealth Corp.	67,779
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
3,339	[2,3]	NPS Pharmaceuticals, Inc.	$63,608
3,700	[2]	NaPro BioTherapeutics, Inc.	2,109
4,303	[2]	Nabi Biopharmaceuticals	26,937
1,100	[2,3]	Nastech Pharmaceutical Co.	8,602
1,000	[2]	National Healthcare Corp.	18,700
6,200	[2]	Nektar Therapeutics	49,724
1,370	[2,3]	NeoPharm, Inc.	20,002
1,331	[2,3]	Neose Technologies, Inc.	10,595
3,218	[2,3]	Neurocrine Biosciences, Inc.	145,615
1,383	[2]	Neurogen Corp.	5,352
2,301	[2]	Noven Pharmaceuticals, Inc.	22,159
4,100	[2,3]	OSI Pharmaceuticals, Inc.	86,100
2,117	[2,3]	Ocular Sciences, Inc.	30,697
1,950	[2,3]	Odyssey Healthcare, Inc.	50,388
1,400	[2,3]	Omnicell, Inc.	8,280
1,700	[2]	Onyx Pharmaceuticals, Inc.	15,198
1,725	[2,3]	Option Care, Inc.	16,094
3,200	[2]	OraSure Technologies, Inc.	20,480
3,300	[2]	OrthoLogic Corp.	11,154
3,726		Owens & Minor, Inc.	69,304
976	[2]	PDI, Inc.	10,882
7,861	[2]	PSS World Medical, Inc.	47,245
4,100	[2,3]	PacifiCare Health Systems, Inc.	130,544
2,200	[2,3]	Pain Therapeutics, Inc.	7,084
2,805	[2]	Parexel International Corp.	36,241
2,500	[2]	Pediatrix Medical Group	79,675
1,700	[2]	Penwest Pharmaceuticals Co.	30,991
3,643	[2,3]	Per-Se Technologies, Inc.	31,803
12,913	[2,3]	Peregrine Pharmaceuticals, Inc.	7,619
6,774	[3]	Perrigo Co.	104,049
2,000	[2]	Pharmaceutical Resources, Inc.	87,900
2,632	[2,3]	Pharmacopedia, Inc.	23,451
1,177	[3]	PolyMedica Industries, Inc.	43,843
2,000	[2]	Possis Corp.	38,400
2,400	[2,3]	Pozen, Inc.	10,896
5,661	[2]	Praecis Pharmaceuticals, Inc.	24,795
1,500	[2]	Prime Medical Services, Inc.	7,725
2,700	[2,3]	Priority HealthCare Corp., Class B	61,560
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
800	[2,3]	Progenics Pharmaceuticals, Inc.	$7,904
10,000	[2]	Protein Design Laboratories, Inc.	99,300
5,340	[2,3]	Province Heathcare Co.	53,400
400	[2,3]	ProxyMed, Inc.	3,400
800	[2,3]	Q-Med, Inc.	4,816
2,700	[2]	Quidel Corp.	13,770
2,200	[2]	Radiologix, Inc.	6,380
3,812	[2,3]	Regeneron Pharmaceuticals, Inc.	24,130
1,799	[2,3]	RehabCare Group, Inc.	31,447
2,400	[2]	Res-Care, Inc.	7,368
3,400	[2,3]	ResMed, Inc.	124,712
3,942	[2,3]	Respironics, Inc.	151,452
2,700	[2]	Rigel Pharmaceuticals, Inc.	2,349
1,400	[2,3]	Rita Medical Systems, Inc.	4,004
2,100	[2]	Salix Pharmaceuticals, Ltd.	23,667
2,903	[2,3]	SangStat Medical Corp.	36,578
1,800	[2]	Sangamo BioSciences, Inc.	5,094
1,800	[2]	Seattle Genetics, Inc.	4,698
1,900	[2]	Select Medical Corp.	32,148
7,800	[2,3]	Sepracor, Inc.	149,370
4,200	[2]	Sequenom, Inc.	8,484
2,400	[2]	Serologicals Corp.	22,152
32,900	[2]	Service Corp. International	111,202
2,800	[2,3]	Sierra Health Services, Inc.	46,480
2,400	[2]	Sola International, Inc.	33,624
1,100	[2]	Sonic Innovations, Inc.	4,048
1,687	[2]	SonoSight, Inc.	27,329
700	[2,3]	Specialty Labratories, Inc.	6,020
10,760	[2]	Stewart Enterprises, Inc., Class A	31,527
1,988	[2,3]	Sunrise Assisted Living, Inc.	53,676
3,526	[2,3]	SuperGen, Inc.	13,716
1,632	[2,3]	SurModics, Inc.	59,307
4,200	[2]	Sybron Dental Specialties, Inc.	85,470
2,600	[2,3]	Tanox, Inc.	41,080
4,900	[2,3]	Techne Corp.	108,829
3,800	[2,3]	Telik, Inc.	49,970
5,584	[2]	Texas Biotechnology Corp.	10,777
3,193	[2]	Theragenics Corp.	14,273
Shares			Value
		COMMON STOCKS--continued[1]
		Healthcare--continued
2,600	[2,3]	Therasense, Inc.	$20,566
5,530	[2,3]	Thoratec Laboratories Corp.	76,038
3,303	[2,3]	Transkaryotic Therapies, Inc.	19,821
2,700	[2]	TriPath Imaging, Inc.	10,719
1,690	[2,3]	Trimeris, Inc.	75,019
1,000	[2,3]	Tripos, Inc.	5,150
4,645	[2]	Tularik, Inc.	25,408
1,050	[2]	U.S. Physical Therapy, Inc.	12,054
8,054	[2,3]	US Oncology, Inc.	57,828
1,800	[2]	United Surgical Partners International, Inc.	33,354
1,873	[2,3]	United Therapeutics Corp.	33,618
1,600	[2,3]	Urologix, Inc.	3,008
2,400	[2]	VCA Antech, Inc.	40,294
5,343	[2,3]	VISX, Inc.	83,671
1,374	[2,3]	Ventana Medical Systems	31,478
2,900	[2]	Viasys Healthcare, Inc.	46,980
2,487	[2,3]	Vical, Inc.	6,964
3,900	[2,3]	Vicuron Pharmaceuticals, Inc.	45,825
601	[3]	Vital Signs, Inc.	17,129
4,200	[2]	VitalWorks, Inc.	14,700
4,000	[2,3]	Vivus, Inc.	17,840
1,392	[3]	West Pharmaceutical Services, Inc.	33,199
2,300	[2,3]	Wilson Greatbatch Technology, Inc.	75,417
2,700	[2]	Women First HealthCare, Inc.	2,403
1,900	[2,3]	Wright Medical Group, Inc.	36,062
400	[2]	Young Innovations, Inc.	8,900
994	[2]	Zoll Medical Corp.	32,106
1,100	[2,3]	Zymogenetics, Inc.	12,430

		TOTAL	9,042,796

		Industrials--13.6%
1,100	[2]	3D Systems Corp.	5,566
2,867	[2]	AAR Corp.	11,124
4,104	[3]	ABM Industries, Inc.	56,840
1,120	[2,3]	AMERCO	8,378
3,945	[3]	AMETEK, Inc.	148,726
200	[2]	ATA Holdings Corp.	806
1,000	[2]	Aaon, Inc.	14,000
3,700	[2,3]	Active Power, Inc.	5,069
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
1,000	[2,3]	Actuant Corp.	$37,100
4,577		Acuity Brands, Inc.	69,708
2,126	[2]	Administaff, Inc.	13,585
6,794	[2]	Aeroflex, Inc.	36,552
6,994	[2,3]	AirTran Holdings, Inc.	54,903
5,366		Airborne, Inc.	106,569
500		Alamo Group, Inc.	5,875
2,651	[2,3]	AlaskaAir Group, Inc.	47,267
2,656	[3]	Albany International Corp., Class A	63,053
5,059	[3]	Alexander and Baldwin, Inc.	135,126
2,421	[2,3]	American Superconductor Corp.	8,837
600	[3]	American Woodmark Corp.	28,770
900		Angelica Corp.	15,111
3,500		Apogee Enterprises, Inc.	36,190
2,126		Applied Industrial Technologies, Inc.	39,310
3,300	[2]	Arbitron, Inc.	112,398
2,384	[3]	Arkansas Best Corp.	60,434
2,620	[2,3]	Armor Holdings, Inc.	31,571
1,661	[2,3]	Astec Industries, Inc.	13,587
2,100	[2,3]	AstroPower, Inc.	6,216
4,538	[2,3]	Atlantic Coast Airlines	37,892
1,970	[2]	Atlas Air, Inc.	3,073
783	[2]	Aura Systems, Inc., Warrants	0
2,000		Aviall, Inc.	16,400
3,900	[2,3]	BE Aerospace, Inc.	7,020
500	[2]	Baker Michael Corp.	4,380
3,376	[3]	Baldor Electric Co.	75,082
2,700		Banta Corp.	83,835
1,478		Barnes Group, Inc.	31,097
2,513		Belden, Inc.	29,880
3,655		Bowne & Co., Inc.	41,228
1,987		Brady (W.H.) Co.	66,584
2,623	[3]	Briggs & Stratton Corp.	118,402
1,073	[2]	Bright Horizons Family Solutions, Inc.	32,222
500		Butler Manufacturing Co.	8,190
2,829		C&D Technologies, Inc.	37,626
1,420	[2]	CCC Information Service Group, Inc.	23,643
1,351	[2]	CDI Corp.	37,733
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
1,000		CIRCOR International, Inc.	$16,350
3,009		CLARCOR, Inc.	112,567
667		CPI Corp.	8,904
7,900	[2]	Capstone Turbine Corp.	6,320
3,680		Carlisle Cos., Inc.	166,925
1,400		Cascade Corp.	21,280
1,809	[2]	Casella Waste Systems, Inc.	15,413
1,965		Central Parking Corp.	19,650
8,659	[2]	Century Business Services, Inc.	24,418
800	[2]	Charles River Associates, Inc.	17,312
1,063		Chemed Corp.	37,056
1,445	[2,3]	CoStar Group, Inc.	32,166
2,525	[2,3]	Coinstar, Inc.	46,182
1,200	[2]	Columbus McKinnon Corp.	1,848
4,000	[2,3]	Comfort Systems USA, Inc.	7,880
385		CompX International, Inc.	1,937
1,500	[2]	Consolidated Graphics, Inc.	28,650
4,284	[2]	Corinthian Colleges, Inc.	196,164
1,700	[2]	Cornell Corrections, Inc.	18,275
4,320	[2]	Corporate Executive Board Co.	177,077
900	[2]	Covenant Transport, Inc., Class A	16,433
1,900		Cubic Corp.	36,841
1,748	[2,3]	Cuno, Inc.	62,648
1,166	[3]	Curtiss Wright Corp.	70,252
2,400	[2,3]	DRS Technologies, Inc.	67,224
2,000	[2,3]	Daisytek International Corp.	1,320
2,406	[2]	DiamondCluster International, Inc., Class A	4,595
2,101	[2]	Dionex Corp.	72,298
2,700	[2]	Dollar Thrifty Automotive Group	44,307
500	[2]	Drew Industries, Inc.	7,550
800	[2]	Ducommun, Inc.	9,720
5,300	[2,3]	Dycom Industries, Inc.	58,512
1,700		EDO Corp.	32,045
3,842	[2]	EGL, Inc.	61,626
1,283	[2]	ESCO Technologies, Inc.	50,306
5,100	[2,3]	EFunds Corp.	46,665
1,479	[2]	Electro Rent Corp.	14,760
2,067		ElkCorp	41,857
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
1,678	[2]	Emcor Group, Inc.	85,695
1,400	[2]	Encore Wire Corp.	12,040
1,675	[2,3]	Energy Conversion Devices, Inc.	15,963
1,350		Engineered Support Systems, Inc.	46,886
1,900		Ennis Business Forms, Inc.	23,750
2,459	[2]	eSpeed, Inc., Class A	32,090
2,251	[2]	Esterline Technologies Corp.	39,955
3,300	[2]	ExpressJet Holdings, Inc.	38,115
5,300	[2]	Exult, Inc.	38,107
2,700	[2,3]	FTI Consulting, Inc.	122,175
2,250	[2]	First Consulting Group, Inc.	11,318
2,700	[3]	Florida East Coast Industries, Inc.	69,795
1,300	[2]	Flow International Corp.	1,521
1,201	[2,3]	Forward Air Corp.	30,217
720		Franklin Electronics, Inc.	37,318
3,661	[2,3]	Frontier Airlines, Inc.	22,149
4,040	[2,3]	Fuelcell Energy, Inc.	24,886
2,155		G & K Services, Inc., Class A	58,896
1,745	[2]	Gardner Denver, Inc.	34,603
3,390	[3]	GenCorp, Inc.	25,764
600	[2]	General Binding Corp.	4,800
3,667	[2]	General Cable Corp.	16,502
1,300	[2]	Genesee & Wyoming, Inc., Class A	22,490
1,354	[2]	Genlyte Group, Inc.	51,073
2,500	[2,3]	Global Power Equipment Group	14,975
800		Gorman Rupp Co.	16,000
3,766	[3]	Granite Construction, Inc.	63,269
2,929	[2]	Griffon Corp.	39,893
1,000	[2,3]	Hall, Kinion & Associates, Inc.	1,750
3,191		Harland (John H.) Co.	76,424
3,100	[2]	Headwaters, Inc.	50,840
900	[2]	Healthcare Services Group, Inc.	11,880
3,600	[2,3]	Heartland Express, Inc.	82,800
1,458	[3]	Heico Corp.	10,818
95		Heico Corp., Class A	579
2,022	[2,3]	Heidrick & Struggles International, Inc.	28,308
1,500	[2]	Herley Industries, Inc.	24,242
2,469	[2]	Hexcel Corp.	9,530
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
2,449	[2]	Hunt (J.B.) Transportation Services, Inc.	$84,613
400	[2]	ICT Group, Inc.	3,064
3,425	[3]	IDEX Corp.	109,086
1,174	[2]	II-VI, Inc.	22,823
4,800	[2]	ITT Educational Services, Inc.	141,600
2,000	[2]	Imagistics International, Inc.	43,040
3,224	[2]	InfoUSA, Inc.	17,023
3,000	[2]	Information Resources, Inc.	7,050
2,792	[2,3]	Insituform Technologies, Inc., Class A	44,532
1,106	[2]	Insurance Automotive Auctions, Inc.	13,383
800	[2,3]	Integrated Defense Technologies, Inc.	11,416
3,603	[2]	Integrated Electrical Services	20,537
1,972	[2,3]	Intercept Group, Inc.	14,179
808		Interpool, Inc.	12,314
1,700	[2]	Intrado, Inc.	17,714
1,300	[2,3]	Invision Technologies, Inc.	30,888
1,943	[2,3]	Ionics, Inc.	36,917
4,663		JLG Industries, Inc.	25,367
5,500	[2]	Joy Global, Inc.	68,035
2,616	[2]	KForce Com, Inc.	10,412
1,428	[2]	Kadant, Inc.	23,205
2,441		Kaman Corp., Class A	24,434
7,000	[2]	Kansas City Southern Industries, Inc.	77,490
3,368		Kaydon Corp.	75,106
1,820		Kelly Services, Inc., Class A	42,133
3,795	[3]	Kennametal, Inc.	119,505
2,035	[2]	Kirby Corp.	53,236
2,599	[2,3]	Knight Transportation, Inc.	62,636
4,208	[2]	Korn/Ferry International	28,951
3,100	[2,3]	Kroll, Inc.	69,130
4,470	[2,3]	Labor Ready, Inc.	28,832
900	[2,3]	Ladish Co., Inc.	4,283
900		Landauer, Inc.	34,515
1,712	[2]	Landstar System, Inc.	106,367
525		Lawson Products, Inc.	14,175
1,126	[2,3]	Learning Tree International, Inc.	16,473
4,660	[3]	Lennox International, Inc.	69,248
3,421	[2]	Lightbridge, Inc.	24,460
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
3,720		Lincoln Electric Holdings	$71,457
1,072		Lindsay Manufacturing Co.	23,316
1,700	[2]	Lydall, Inc.	16,150
1,650	[2]	MOOG, Inc., Class A	52,470
2,126	[2]	Magnetek, Inc.	4,592
2,928	[2]	Mail-Well, Inc.	8,257
2,952		Manitowoc, Inc.	54,907
2,400	[2]	Mastec, Inc.	5,232
1,256		McGrath Rentcorp.	31,086
1,099	[2,3]	Medis Technologies Ltd.	8,604
1,085	[2]	Medquist, Inc.	20,604
1,128	[2,3]	MemberWorks, Inc.	24,737
2,447	[2]	Mercury Computer Systems, Inc.	51,387
3,822	[2]	Mesa Air Group, Inc.	20,562
1,171	[2]	Mesaba Holdings, Inc.	7,248
1,335	[2,3]	Midwest Express Holdings, Inc.	3,898
1,906	[3]	Milacron, Inc.	9,949
1,376	[2,3]	Mobile Mini, Inc.	21,823
3,081	[2]	Mueller Industries, Inc.	78,720
614		NACCO Industries, Inc., Class A	32,235
2,027	[2]	NCI Building System, Inc.	32,635
2,027	[2]	NCO Group, Inc.	33,952
4,739	[2]	Navigant Consulting, Inc.	35,590
1,391		New England Business Service, Inc.	35,401
2,386	[3]	Nordson Corp.	60,270
2,264	[2]	On Assignment, Inc.	10,867
5,062	[2,3]	Orbital Sciences Corp.	28,246
1,679		OshKosh Truck Corp.	94,024
300	[2]	P.A.M. Transportation Services, Inc.	7,125
4,237	[2,3]	PRG-Schultz International, Inc.	27,032
3,452	[2,3]	Paxar Corp.	35,659
2,923	[2]	Pegasus Systems, Inc.	34,784
1,270		Penn Engineering & Manufacturing Corp.	16,980
1,800	[2,3]	Plug Power, Inc.	9,144
1,000	[2]	Powell Industries, Inc.	13,950
6,000	[2]	Power-One, Inc.	35,100
1,421	[2,3]	Prepaid Legal Services, Inc.	32,768
1,700	[2]	Princeton Review (The), Inc.	8,959
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
2,490	[2,3]	ProBusiness Services, Inc.	$35,084
800	[2]	Protection One, Inc.	1,192
3,100	[2]	Proton Energy Systems, Inc.	8,215
6,000	[2]	Quanta Services, Inc.	20,700
1,100		Quixote Corp.	20,064
1,300	[2,3]	RMH Teleservices, Inc.	7,072
3,100	[2]	RailAmerica, Inc.	22,785
2,498		Regal Beloit Corp.	42,841
2,586	[3]	Reliance Steel & Aluminum Co.	43,962
600	[2]	RemedyTemp, Inc., Class A	7,020
2,300	[2,3]	Resources Connection, Inc.	50,140
1,873	[2]	Right Management Consultants	23,413
1,284	[3]	Roadway Express, Inc.	47,585
1,047		Robbins & Myers, Inc.	17,998
2,627	[3]	Rollins, Inc.	63,626
1,901	[2]	SCS Transportation, Inc.	22,774
5,953	[2]	SITEL Corp.	7,739
1,674	[2]	SOURCECORP, Inc.	26,449
1,307	[2]	SPS Technologies, Inc.	34,479
900		Schawk, Inc.	9,045
674	[2]	Sequa Corp., Class A	20,732
1,654	[2]	Simpson Manufacturing Co., Inc.	58,088
1,804	[3]	Smith (A.O.) Corp.	53,795
4,941	[2,3]	Sothebys Holdings, Inc., Class A	43,431
6,465	[2]	Spherion Corp.	28,123
1,930		Standard Register	33,350
1,077		Standex International Corp.	22,735
3,806	[2,3]	Stericycle, Inc.	149,538
3,165		Stewart & Stevenson Services	42,443
1,092		Strayer Education, Inc.	71,024
3,760	[2]	Sylvan Learning Systems, Inc.	65,950
272	[2]	TIMCO Aviation Services, Warrants	0
1,000	[2,3]	TRC Cos., Inc.	11,390
1,926	[3]	Tecumseh Products Co., Class A	77,502
4,300	[2]	TeleTech Holdings, Inc.	17,544
961		Tennant Co.	31,723
4,762	[2,3]	Terex Corp.	78,811
5,587	[2,3]	Tetra Tech, Inc.	86,599
Shares			Value
		COMMON STOCKS--continued[1]
		Industrials--continued
4,800	[2]	Thomas & Betts Corp.	$75,888
1,576		Thomas Industries, Inc.	42,394
2,821	[3]	Tredegar Industries, Inc.	36,278
729	[2,3]	Trex Co. Inc.	29,904
3,936	[3]	Trinity Industries, Inc.	65,141
1,510	[2]	Triumph Group, Inc.	39,683
8,178	[2]	U.S. Industries, Inc.	38,846
4,100	[2,3]	U.S.G. Corp.	28,741
5,183	[2]	UNOVA, Inc.	38,147
2,728	[2]	URS Corp.	38,738
500	[2]	US Xpress Enterprises, Inc., Class A	4,625
3,133		USFreightways Corp.	89,322
2,500	[2]	United Defense Industries, Inc.	61,050
1,000		United Industrial Corp.	13,610
3,593	[2]	United Stationers, Inc.	97,406
1,538		Universal Forest Products, Inc.	27,069
1,464		Valmont Industries, Inc.	28,284
2,166	[2]	Vicor Corp.	14,556
874	[2]	Volt Information Science, Inc.	11,563
3,072	[2]	Wabash National Corp.	28,815
3,735		Wabtec Corp.	45,791
900	[2]	Wackenhut Corrections Corp.	9,900
4,369		Wallace Computer Services, Inc.	114,162
2,951		Walter Industries, Inc.	29,953
3,091	[2,3]	Waste Connections, Inc.	103,981
1,000	[2,3]	Water Pik Technologies, Inc.	7,650
1,848		Watsco, Inc.	28,626
2,200	[2]	Watson Wyatt & Co. Holdings	44,880
1,680		Watts Industries, Inc., Class A	27,468
4,641		Werner Enterprises, Inc.	104,840
1,098	[3]	Woodward Governor Co.	40,648
900		World Fuel Services Corp.	19,278
3,203	[2]	Yellow Corp.	85,520
		TOTAL	10,365,317
		Information Technology--17.0%
2,970	[2,3]	ATMI, Inc.	62,664
2,263	[2]	AXT, Inc.	3,440
2,304	[2,3]	Acacia Research Corp.	2,373
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,286	[2,3]	Acacia Research Corp.	$2,535
7,600	[2,3]	Acclaim Entertainment, Inc.	3,572
2,551	[2,3]	Actel Corp.	50,535
5,362	[2]	Actuate Software Corp.	9,759
1,010	[2]	Ade Corp.	6,110
2,300	[2,3]	Adtran, Inc.	93,104
7,194	[2,3]	Advanced Digital Information Corp.	57,696
1,869	[2,3]	Advanced Energy Industries, Inc.	17,961
500	[2,3]	Advanced Power Technology, Inc.	1,970
4,200	[2]	Agile Software Corp.	29,148
10,700	[2]	Akamai Technologies, Inc.	25,894
3,258	[2,3]	Allen Telecom, Inc.	44,081
2,788	[2]	Alliance Semiconductor Corp.	10,539
3,021	[2]	Allscripts Healthcare Solutions, Inc.	8,308
700	[2,3]	Altiris, Inc.	11,410
4,300	[2]	American Management System, Inc.	52,890
3,333	[2,3]	Anadigics, Inc.	6,933
795		Analogic Corp.	37,961
2,780	[2]	Anaren Microwave, Inc.	20,850
3,430	[2,3]	Anixter International, Inc.	78,821
5,560	[2]	AnswerThink Consulting Group, Inc.	10,842
1,800	[2,3]	Ansys, Inc.	47,610
1,700	[2]	Anteon International Corp.	40,256
1,300	[2,3]	Applied Films Corp.	28,275
3,700	[2,3]	aQuantive, Inc.	24,235
1,772	[2]	AremisSoft Corp.	0
29,800	[2]	Ariba, Inc.	97,148
7,300	[2]	Arris Group, Inc.	28,477
3,238	[2]	Artesyn Technologies, Inc.	13,567
1,800	[2]	Artisan Components, Inc.	35,586
27,700	[2]	Ascential Software Corp.	106,368
3,400	[2]	Asiainfo Holdings, Inc.	14,756
6,200	[2]	Aspect Communications Corp.	21,762
4,679	[2,3]	Aspen Technology, Inc.	15,628
4,248	[2]	Asyst Technologies, Inc.	20,263
2,098	[2]	Audiovox Corp., Class A	15,106
900	[2,3]	August Technology Corp.	3,447
6,900	[2]	Avanex Corp.	6,072
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,797	[2,3]	Avid Technology, Inc.	$76,834
4,794	[2,3]	Avocent Corp.	141,998
11,000	[2]	Axcelis Technologies, Inc.	62,480
1,799	[2,3]	BARRA, Inc.	58,737
1,200		BEI Technologies, Inc.	10,272
1,100		Bel Fuse, Inc.	21,670
2,200	[2]	Bell Microproducts, Inc.	10,076
2,552	[2]	Benchmark Electronics, Inc.	66,224
2,222	[3]	Black Box Corp.	70,548
7,820	[2,3]	Borland Software Corp.	70,927
4,101	[2,3]	Brooks Automation, Inc.	34,735
3,824	[2]	C-COR Electronics, Inc.	13,040
3,208	[2,3]	CACI International, Inc., Class A	112,055
13,900	[2]	CNET, Inc.	50,457
3,250	[3]	CTS Corp.	27,137
4,919	[2,3]	Cable Design Technologies, Class A	33,990
2,600	[2,3]	Cabot Microelectronics Corp.	112,372
2,128	[2]	Carreker-Antinori, Inc.	8,001
600	[2,3]	Catapult Communications Corp.	5,310
3,267	[2]	Centillium Communications, Inc.	18,916
3,532	[2,3]	Checkpoint Systems, Inc.	47,152
5,400	[2,3]	ChipPAC, Inc.	29,160
3,907	[2,3]	Chordiant Software, Inc.	4,141
6,180	[2]	Ciber, Inc.	33,557
8,700	[2]	Cirrus Logic, Inc.	23,664
3,833	[2]	Clarent Corp.	19
3,900	[2]	Cognex Corp.	85,371
6,525	[2,3]	Cognizant Technology Solutions Corp.	117,189
3,444	[2,3]	Coherent, Inc.	79,212
2,321	[3]	Cohu, Inc.	41,801
5,700	[2,3]	CommScope, Inc.	48,849
2,400	[2]	Compucom System, Inc.	9,120
3,200	[2]	Computer Horizons Corp.	13,408
2,983	[2,3]	Computer Network Technology	16,884
1,900	[2,3]	Concord Communications, Inc.	23,997
7,442	[2]	Concurrent Computer Corp.	15,182
2,567	[2,3]	Covansys Corp.	6,161
6,400	[2,3]	Cray, Inc.	48,320
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
6,740	[2,3]	Credence Systems Corp.	$47,854
8,200	[2,3]	Cree Research, Inc.	163,590
4	[2]	CycleLogic, Inc.	1
3,018	[2]	DSP Group, Inc.	63,076
1,700	[2]	Daktronics, Inc.	23,885
2,046	[2]	Datastream Systems, Inc.	17,882
3,483	[2,3]	Dendrite International, Inc.	35,666
983	[2,3]	Digimarc Corp.	12,623
3,290	[2,3]	Digital Insight Corp.	53,166
3,000	[2,3]	Digital River, Inc.	50,160
867	[2]	Digitas, Inc.	3,468
900	[2,3]	DocuCorp International, Inc.	3,933
5,318	[2,3]	Documentum, Inc.	97,798
13,600	[2]	DoubleClick, Inc.	116,960
1,100	[2,3]	Drexler Technology, Corp.	17,534
1,360	[2,3]	Dupont Photomasks, Inc.	25,282
900	[2]	Dynamics Research Corp.	8,838
6,900	[2]	E.piphany, Inc.	30,705
3,190	[2,3]	EMCORE Corp.	5,742
1,200	[2]	EPIQ Systems, Inc.	24,780
3,484	[2,3]	ESS Technology, Inc.	24,109
14,400	[2,3]	EarthLink Network, Inc.	99,216
3,000	[2,3]	Echelon Corp.	39,300
3,039	[2,3]	Electro Scientific Industries, Inc.	40,814
2,466	[2,3]	Electroglas, Inc.	3,354
6,100	[2,3]	Electronics for Imaging, Inc.	117,120
889	[2,3]	Embarcadero Technologies, Inc.	6,099
5,100	[2,3]	Entegris, Inc.	58,497
18,000	[2]	Enterasys Networks, Inc.	43,200
5,200	[2]	Entrust Technologies, Inc.	13,052
1,600	[2]	eUniverse, Inc.	6,144
4,344	[2]	Exar Corp.	64,074
950	[2]	Excel Technology, Inc.	21,774
11,600	[2,3]	Extreme Networks, Inc.	49,068
2,496	[2]	F5 Networks, Inc.	34,345
2,731	[2,3]	FEI Co.	49,950
1,700	[2,3]	FLIR Systems, Inc.	88,536
3,190	[2]	FSI International, Inc.	7,528
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,315	[3]	FactSet Research Systems	$80,562
3,873	[2,3]	FalconStor Software, Inc.	15,376
1,683	[2,3]	Fidelity National Information Solutions, Inc.	29,537
3,937	[2,3]	Filenet Corp.	60,590
14,700	[2,3]	Finisar Corp.	13,671
1,541	[2]	Forrester Research, Inc.	23,855
9,600	[2,3]	Foundry Networks, Inc.	104,448
4,600	[2]	FreeMarkets, Inc.	29,992
9,221	[2]	Gartner Group, Inc., Class A	73,215
3,400	[2]	Genesis Microchip, Inc.	58,344
1,100	[2,3]	Global Imaging Systems, Inc.	20,350
12,436	[2,3]	GlobespanVirata, Inc.	75,487
4,400	[2,3]	Handspring, Inc.	2,728
6,900	[2]	Harmonic Lightwaves, Inc.	23,943
2,951	[3]	Helix Technology Corp.	33,996
7,900	[2]	Homestore.com, Inc.	6,636
2,860	[2,3]	Hutchinson Technology, Inc.	67,610
4,000	[2]	Hypercom Corp.	18,680
3,892	[2,3]	Hyperion Solutions Corp.	110,066
5,000	[2]	I-many, Inc.	4,500
2,000	[2]	IGATE Capital Corp.	5,380
1,644	[2,3]	IXYS Corp.	11,672
9,764	[2,3]	Identix, Inc.	47,844
3,903		Imation Corp.	133,873
4,297	[2]	InFocus Corp.	19,294
1,200	[2]	Inet Technologies, Inc.	9,624
940	[2]	Infogrames Entertainment	4,033
6,400	[2,3]	Informatica Corp.	41,792
800	[2,3]	Inforte Corp.	5,120
800	[2]	Inrange Technologies Corp.	1,824
1,000	[2]	Integral Systems, Inc.	19,450
2,965	[2]	Integrated Silicon Solution, Inc.	9,636
1,980	[3]	Inter-Tel, Inc.	32,571
6,145	[2,3]	Interdigital Communications Corp.	138,447
5,487	[2]	Intergraph Corp.	111,935
14,437	[2]	Interland, Inc.	10,828
1,628	[2,3]	Intermagnetics General Corp.	31,632
4,300	[2,3]	Internet Security Systems, Inc.	56,416
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
11,700	[2]	Interwoven, Inc.	$22,113
5,712	[2]	Iomega Corp.	53,122
2,300	[2,3]	Itron, Inc.	46,046
2,500	[2,3]	Ixia	15,225
3,293	[2]	JDA Software Group, Inc.	37,079
600	[2,3]	j2 Global Communications, Inc.	17,718
6,200	[2]	Keane, Inc.	59,768
656		Keithley Instruments, Inc.	8,003
2,418	[2]	Keynote Systems, Inc.	22,802
7,700	[2]	Kopin Corp.	37,037
2,177	[2]	Kronos, Inc.	99,315
5,494	[2,3]	Kulicke & Soffa Industries	28,514
1,600		LSI Industries, Inc.	16,720
5,031	[2,3]	LTX Corp.	33,959
9,600	[2,3]	Lattice Semiconductor Corp.	83,328
1,900	[2,3]	Lawson Software Inc.	9,633
1,100	[2]	LeCroy Corp.	11,154
9,716	[2,3]	Legato Systems, Inc.	57,519
800	[2,3]	LendingTree, Inc.	11,336
4,200	[2]	Lexar Media, Inc.	20,370
2,164	[2]	Littlelfuse, Inc.	42,328
8,000	[2]	LookSmart Ltd.	26,960
1,800	[2]	MAPICS, Inc.	10,800
6,368	[2,3]	MEMC Electronic Materials	75,524
1,863	[2]	MICROS Systems Corp.	46,631
4,359	[2,3]	MIPS Technologies, Inc.	8,631
10,558	[2]	MPS Group, Inc.	71,267
2,058	[2]	MRO Software, Inc.	17,637
10,590	[2]	MRV Communications, Inc.	14,614
2,800	[2]	MSC Software Corp.	17,304
2,300		MTS Systems Corp.	28,844
2,200	[2]	Magma Design Automation	33,000
900	[2,3]	ManTech International Corp., Class A	14,040
2,212	[2,3]	Manhattan Associates, Inc.	53,508
1,600	[2]	Manufacturers' Services Ltd.	6,160
6,600	[2,3]	Manugistics Group, Inc.	21,318
2,005	[2,3]	Mapinfo Corp.	10,125
5,218	[2,3]	MatrixOne, Inc.	18,263
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,471	[2,3]	Mattson Technology, Inc.	$8,253
1,879	[2,3]	Maximus, Inc.	45,284
22,500	[2,3]	Maxtor Corp.	123,750
7,100	[2,3]	McData Corp., Class A	75,118
7,400	[2]	Mentor Graphics Corp.	77,108
1,500	[2,3]	Merix Corp.	6,615
3,710	[2]	Metasolv, Inc.	4,897
3,786		Methode Electronics, Inc., Class A	39,753
8,400	[2]	Micromuse, Inc.	54,944
3,404	[2]	Microsemi Corp.	39,929
4,800	[2]	Microtune, Inc.	8,592
2,000	[2]	Monolithic System Technology, Inc.	12,000
4,400	[2]	Mykrolis Corp.	35,288
500	[2,3]	NASSDA Corp.	2,930
2,400	[2]	NIC, Inc.	4,920
2,900	[2]	NYFIX, Inc.	13,920
823	[2,3]	Nanometrics, Inc.	3,983
800	[2,3]	Neoforma, Inc.	8,720
2,094	[2]	Net2Phone, Inc.	8,585
4,500	[2,3]	NetIQ Corp.	62,010
868	[2]	NetRatings, Inc.	5,477
2,323	[2]	NetScout Systems, Inc.	6,063
3,219	[2,3]	Netegrity, Inc.	15,258
3,043	[2]	Netro Corp.	8,794
1,100	[2,3]	Netscreen Technologies Inc.	22,308
7,800	[2]	New Focus, Inc.	25,740
4,200	[2]	Newport Corp.	54,268
1,445	[2,3]	Novadigm, Inc.	3,250
40,830	[2]	Novell, Inc.	112,283
2,200	[2]	Nu Horizons Electronics Corp.	11,218
3,418	[2,3]	Nuance Communications, Inc.	12,476
3,800	[2]	ON Semiconductor Corp.	5,168
5,633	[2]	ONYX Software Corp.	3,380
1,400	[2]	OPNET Technologies, Inc.	9,842
1,000	[2,3]	OSI Systems, Inc.	15,130
6,610	[2]	Oak Technology, Inc.	32,191
2,300	[2,3]	Omnivision Technologies, Inc.	55,844
19,500	[2]	Openwave Systems, Inc.	33,735
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
12,400	[2]	Oplink Communications, Inc.	$11,532
2,000	[2]	Optical Communication Products, Inc.	2,200
1,000	[2]	Overland Storage, Inc.	17,690
5,744	[2]	Overture Services, Inc.	61,461
2,481	[2]	PC-Tel, Inc.	22,776
1,200	[2]	PDF Solutions, Inc.	8,880
1,865	[2]	PLATO Learning, Inc.	8,672
1,658	[2,3]	PLX Technology, Inc.	4,609
2,661	[2,3]	Packeteer, Inc.	34,806
3,340	[2,3]	Palm, Inc.	32,031
2,700	[2]	Paradyne Networks, Inc.	3,240
29,200	[2]	Parametric Technology Corp.	96,360
1,892		Park Electrochemical Corp.	33,753
880	[2,3]	Pec Solutions, Inc.	12,998
700	[2]	Pegasystems, Inc.	4,781
2,184	[2]	Pericom Semiconductor Corp.	18,520
3,078	[2]	Phoenix Technology, Ltd.	13,943
1,899	[2,3]	Photon Dynamics, Inc.	41,588
3,124	[2,3]	Photronics, Inc.	39,269
7,014	[2,3]	Pinnacle Systems, Inc.	66,282
3,679		Pioneer Standard Electronics, Inc.	35,650
3,741	[2,3]	Pixelworks, Inc.	27,870
1,700	[2]	Planar Systems, Inc.	29,903
4,174	[2,3]	Plantronics, Inc.	77,219
4,658	[2,3]	Plexus Corp.	47,418
13,500	[2]	Portal Software, Inc.	16,875
2,792	[2,3]	Power Integrations, Inc.	61,793
7,400	[2,3]	Powerwave Technologies, Inc.	29,748
1,900	[2,3]	PracticeWorks, Inc.	22,363
3,542	[2]	Presstek, Inc.	17,710
5,200	[2]	Procurenet, Inc.	0
3,414	[2,3]	Progress Software Corp.	66,539
13,978	[2]	Proxim, Inc., Class A	9,505
1,816	[2,3]	QRS Corp.	9,443
16,100	[2,3]	Quantum Corp. - DLT & Storage Systems	55,545
4,100	[2,3]	Quest Software, Inc.	43,870
2,000	[2]	Quovadx, Inc.	5,400
6,371	[2,3]	REMEC, Inc.	31,536
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
5,000	[2]	RSA Security, Inc.	$47,950
1,849	[2]	RadiSys Corp.	15,643
1,852	[2]	Radiant Systems, Inc.	11,723
2,662	[2]	Rainbow Technologies, Inc.	23,852
5,100	[2]	Raindance Communications, Inc.	15,402
9,400	[2]	Rambus, Inc.	134,420
2,660	[2]	Read-Rite Corp.	2,155
13,000	[2]	Red Hat, Inc.	78,000
16,500	[2]	Redback Networks, Inc.	8,743
3,568	[2]	Register.Com, Inc.	20,338
1,179	[2,3]	Renaissance Learning, Inc.	22,460
1,156	[2,3]	Research Frontiers, Inc.	8,196
6,000	[2,3]	Retek, Inc.	37,500
700	[3]	Richardson Electronics, Ltd.	5,530
14,500	[2]	Riverstone Networks, Inc.	17,835
1,716	[2]	Rogers Corp.	56,800
3,277	[3]	Roper Industries, Inc.	100,243
2,400	[2,3]	Roxio, Inc.	12,600
1,178	[2,3]	Rudolph Technologies, Inc.	17,800
7,900	[2]	S1 Corp.	34,760
1,596	[2]	SBS Technologies, Inc.	13,071
2,027	[2,3]	SCM Microsystems, Inc.	7,743
1,858	[2]	SERENA Software, Inc.	29,282
1,316	[2]	SPSS, Inc.	16,292
600	[2]	SRA International, Inc.	14,190
900	[2]	SS&C Technologies, Inc.	12,446
13,100	[2]	Safeguard Scientifics, Inc.	22,925
1,425	[2,3]	Sanchez Computer Associates	7,054
6,800	[2,3]	Sandisk Corp.	164,560
8,900	[2]	Sapient Corp.	16,910
5,800	[2,3]	ScanSoft, Inc.	29,986
1,200	[2,3]	ScanSource, Inc.	23,892
2,603	[2,3]	SeaChange International, Inc.	20,954
3,452	[2,3]	Secure Computing Corp.	19,780
6,089	[2]	SeeBeyond Technology Corp.	14,614
1,743	[2]	Semitool, Inc.	7,983
21,194	[2]	Silicon Graphics, Inc.	22,890
6,806	[2,3]	Silicon Image, Inc.	40,700
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
2,900	[2,3]	Silicon Laboratories, Inc.	$82,505
9,200	[2]	Silicon Storage Technology	28,980
600	[2]	Siliconix, Inc.	16,950
1,300	[2]	SimpleTech, Inc.	3,640
3,084	[2,3]	Sipex Corp.	10,393
15,300	[2,3]	Skyworks Solutions, Inc.	81,855
3,774	[2,3]	Somera Communications, Inc.	4,227
6,064	[2]	Sonicwall, Inc.	21,648
20,700	[2]	Sonus Networks, Inc.	66,240
1,827	[2]	SpectraLink Corp.	14,287
3,200	[2]	Speechworks International, Inc.	13,920
1,622	[2]	Standard Microsystems Corp.	20,535
1,180	[2]	StarTek, Inc.	32,639
7,300	[2,3]	StorageNetworks, Inc.	8,176
9,200	[2]	Stratex Networks, Inc.	22,632
821	[2,3]	Stratos Lightwave, Inc.	3,103
200	[2]	Suntron Corp.	484
1,131	[2]	Supertex, Inc.	18,039
7,500	[2,3]	Surebeam Corp.	21,600
17,800	[2]	Sycamore Networks, Inc.	57,494
2,600	[2]	Sykes Enterprises, Inc.	11,804
600	[2]	Synaptics, Inc.	4,596
1,300	[2]	Synplicity, Inc.	4,576
565	[2]	Syntel, Inc.	8,475
500		Sypris Solutions, Inc.	4,510
3,394	[2]	Systems & Computer Technology Corp.	24,335
4,433	[2,3]	THQ, Inc.	62,638
1,700	[2]	TTM Technologies	8,007
4,579	[2,3]	Take-Two Interactive Software, Inc.	103,028
1,480	[3]	Talx Corp.	18,826
4,438	[2]	Technitrol, Inc.	70,076
5,200	[2]	Tekelec, Inc.	55,952
3,352	[2]	Teledyne Technologies, Inc.	47,196
7,500	[2]	Tellium, Inc.	4,650
7,100	[2]	Terayon Communication Systems, Inc.	13,490
2,938	[2]	Therma-Wave, Inc.	1,528
2,413	[2,3]	Three-Five Systems, Inc.	12,306
8,900	[2]	Tibco Software, Inc.	43,877
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
1,600	[2]	Tier Technologies, Inc., Class B	$10,560
1,402	[2,3]	Tollgrade Communications, Inc.	20,343
3,541	[2]	Transaction Systems Architects, Inc., Class A	24,610
12,800	[2]	Transmeta Corp.	12,160
3,335	[2]	TriZetto Group, Inc.	18,009
1,200	[2,3]	Trikon Technologies, Inc.	3,372
3,288	[2,3]	Trimble Navigation Ltd.	83,022
14,812	[2]	Triquint Semiconductor, Inc.	51,990
4,500	[2]	Turnstone Systems, Inc.	11,250
3,400	[2]	Tyler Technologies, Inc.	13,430
1,287	[2,3]	Ulticom, Inc.	9,331
2,743	[2]	Ultratech Stepper, Inc.	38,868
2,300	[2,3]	United Online, Inc.	51,428
2,090	[2,3]	Universal Display Corp.	20,461
7,300	[2]	ValueClick, Inc.	29,565
3,446	[2]	Varian Semiconductor Equipment Associates, Inc.	79,430
3,260	[2]	Varian, Inc.	103,049
3,700	[2]	Vastera, Inc.	17,686
2,941	[2,3]	Veeco Instruments, Inc.	47,321
500	[2]	Verint Systems, Inc.	9,826
2,502	[2,3]	Verity, Inc.	41,358
2,074	[2,3]	ViaSat, Inc.	22,067
5,480	[2,3]	Viewpoint Corp.	4,379
26,300	[2]	Vignette Corp.	54,178
1,500	[2]	Virage Logic Corp.	6,540
22,700	[2]	Vitesse Semiconductor Corp.	70,620
9,000	[2]	Vitria Technology, Inc.	7,470
3,151	[2]	Watchguard Technologies, Inc.	13,864
2,600	[2,3]	WebEx Communications, Inc.	26,780
2,388	[2,3]	Websense, Inc.	34,077
5,100	[2,3]	WebMethods, Inc.	51,306
21,665	[2,3]	Western Digital Corp.	202,134
2,100	[2]	White Electronic Designs Corp.	16,443
8,000	[2]	Wind River Systems, Inc.	26,480
1,600	[2,3]	Witness Systems, Inc.	5,504
1,080		Woodhead Industries, Inc.	12,960
1,906	[3]	X-Rite, Inc.	19,422
2,600	[2]	Xicor, Inc.	15,470
Shares			Value
		COMMON STOCKS--continued[1]
		Information Technology--continued
3,885	[2]	Zomax Optical Media, Inc.	$12,976
3,158	[2,3]	Zoran Corp.	56,181
1,821	[2]	Zygo Corp.	13,603
		TOTAL	12,887,477
		Materials--4.3%
400	[2,3]	AEP Industries, Inc.	2,836
2,066		AMCOL International Corp.	12,603
6,421	[2,3]	Airgas, Inc.	129,897
400	[3]	Ameron, Inc.	26,880
2,193	[3]	Arch Chemicals, Inc.	46,777
5,000		Arch Coal, Inc.	90,400
2,255	[2]	Brush Engineered Materials, Inc.	11,951
2,790	[2]	Buckeye Technologies, Inc.	14,787
4,351		Calgon Carbon Corp.	22,190
2,465	[3]	Cambrex Corp.	42,891
2,853	[2]	Caraustar Industries, Inc.	19,629
2,157		Carpenter Technology Corp.	28,170
700	[2,3]	Castle (A.M.) & Co.	3,234
698		Centex Construction Products, Inc.	26,978
1,670	[2]	Century Aluminium Co.	11,105
1,529		Chesapeake Corp.	27,461
1,020	[2]	Cleveland Cliffs, Inc.	18,360
2,606		Commercial Metals Corp.	40,289
12,654		Crompton Corp.	81,239
18,000	[2]	Crown Holdings, Inc.	95,400
4,433	[2]	Cytec Industries, Inc.	141,900
1,092		Deltic Timber Corp.	26,710
7,093	[2,3]	Earthshell Corp.	2,553
3,400	[2]	FMC Corp.	61,608
3,701		Ferro Corp.	87,492
2,396		Florida Rock Industries, Inc.	91,048
3,436		Fuller (H.B.) Co.	84,285
3,083		Georgia Gulf Corp.	69,676
1,179		Gibraltar Steel Corp.	20,397
1,057		Glatfelter (P.H.) Co.	12,103
7,200	[2]	Grace (W.R.) & Co.	18,864
6,318	[2]	GrafTech International Ltd.	25,398
2,600	[2]	Graphic Packaging International Corp.	13,078
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
4,100	[3]	Great Lakes Chemical Corp.	$100,696
1,384		Greif Brothers Corp., Class A	28,303
10,100	[2]	Hecla Mining Co.	37,774
1,200	[2]	Imco Recycling, Inc.	8,280
1,200	[2,3]	Jarden Corp.	35,400
400	[2,3]	Liquidmetal Technologies	1,820
5,620		Longview Fibre Co.	42,881
11,716	[2]	Louisiana-Pacific Corp.	94,665
2,872		MacDermid, Inc.	65,281
7,000		Massey Energy Co.	73,010
1,200	[2,3]	Material Sciences Corp.	9,660
7,516	[3]	Millennium Chemicals, Inc.	104,548
2,263	[3]	Minerals Technologies, Inc.	100,138
2,027		Myers Industries, Inc.	20,351
922	[3]	NL Industries, Inc.	16,043
1,200	[3]	NN, Inc.	12,840
600	[2]	Northwest Pipe Co.	6,426
1,100		Octel Corp.	16,280
5,623		Olin Corp.	101,889
4,368	[2]	Omnova Solutions, Inc.	15,506
2,700	[2]	Oregon Steel Mills, Inc.	6,750
800		Penford Corp.	10,792
8,842	[2]	Polyone Corp.	40,850
2,088		Pope & Talbot, Inc.	27,750
3,427	[3]	Potlatch Corp.	81,734
800		Quaker Chemical Corp.	17,880
1,758		Quanex Corp.	50,560
2,277	[2]	RTI International Metals	22,998
1,100		Roanoke Electric Corp.	7,601
1,204		Rock-Tenn Co.	16,134
1,700	[3]	Royal Gold, Inc.	27,132
2,467		Ryerson Tull, Inc.	18,527
400		Schnitzer Steel Industries, Inc., Class A	11,476
3,659	[3]	Schulman (A.), Inc.	59,858
1,300	[2]	Silgan Holdings, Inc.	34,606
11,800		Solutia, Inc.	16,048
1,907		Southern Peru Copper Corp.	29,825
1,647		Spartech Corp.	35,658
Shares			Value
		COMMON STOCKS--continued[1]
		Materials--continued
3,856	[2]	Steel Dynamics, Inc.	$46,658
630		Stepan, Co.	15,662
5,266	[2]	Stillwater Mining Co.	14,218
2,601	[2,3]	Symyx Technologies, Inc.	40,628
4,100	[2]	Terra Industries, Inc.	6,355
2,306		Texas Industries, Inc.	45,520
2,100	[2]	U.S. Concrete, Inc.	7,896
8,883		USEC, Inc.	49,745
2,740		Valhi, Inc.	31,373
3,995		Wausau-Mosinee Paper Corp.	42,507
8,037		Worthington Industries, Inc.	107,937
		TOTAL	3,224,658
		Telecommunication Services--1.2%
2,400	[2,3]	AT Road, Inc.	15,384
4,200	[2]	Aether Systems, Inc.	15,204
966	[2,3]	Alaska Communications Systems Holdings, Inc.	2,347
11,600	[2,3]	Allegiance Telecom, Inc.	2,970
18,200	[2,3]	American Tower Systems Corp.	120,848
1,600	[2]	Boston Communications Group, Inc.	28,944
21,600	[2]	BroadWing, Inc.	100,008
2,040		CT Communications, Inc.	20,237
827	[2,3]	Centennial Cellular Corp., Class A	1,580
1,202	[2,3]	Commonwealth Telephone Enterprises, Inc.	47,780
23,100	[2]	Crown Castle International Corp.	147,147
1,200	[2]	EMS Technologies, Inc.	14,580
4,576	[2]	General Communications, Inc., Class A	28,330
1,557	[2]	Golden Telecom, Inc.	26,407
1,514		Hickory Tech Corp.	14,428
2,285	[2]	ITXC Corp.	3,770
6,300	[2]	Infonet Services Corp., Class B	8,127
2,000	[2,3]	Metro One Telecommunications	12,940
7,500	[2,3]	Nextel Partners, Inc., Class A	43,575
1,629		North Pittsburgh Systems, Inc.	22,496
5,200	[2,3]	PTEK Holdings, Inc.	23,192
5,334	[2]	Price Communications Corp.	65,128
6,800	[2,3]	RCN Corp.	5,644
300		Shenandoah Telecommunications Co.	13,239
1,500	[3]	SureWest Communications	39,765
Shares			Value
		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
2,766	[2,3]	TALK America Holdings, Inc.	$24,313
5,000	[2]	Time Warner Telecom, Inc.	18,000
2,400	[2,3]	Triton PCS, Inc., Class A	6,840
10,500	[2,3]	US Unwired, Inc., Class A	1,575
8,700	[2]	UbiquiTel, Inc.	5,655
6,200	[2]	Western Wireless Corp., Class A	37,944
2,800	[2,3]	Wireless Facilities, Inc.	19,488
		TOTAL	937,885
		Utilities--3.8%
6,968		AGL Resources, Inc.	179,287
1,679		American States Water Co.	43,385
4,909	[3]	Atmos Energy Corp.	111,827
5,185		Avista Corp.	61,339
3,200	[3]	Black Hills Corp.	91,136
1,804	[3]	CH Energy Group, Inc.	75,858
1,627		California Water Service Group	44,498
1,252		Cascade Natural Gas Corp.	23,876
1,200		Central VT Public Service Corp.	21,228
4,680	[3]	Cleco Corp.	70,200
850		Connecticut Water Service, Inc.	21,675
8,700	[3]	DQE, Inc.	118,320
5,115	[2,3]	El Paso Electric Co.	58,004
2,461		Empire Distribution Electric Co.	48,432
4,268		Energen Corp.	139,990
400		EnergySouth, Inc.	10,756
2,097		Laclede Group, Inc.	50,538
1,642		MGE Energy, Inc.	47,436
850		Middlesex Water Co.	19,091
1,735	[3]	NUI Corp.	24,411
2,921		New Jersey Resources Corp.	100,044
2,796		Northwest Natural Gas Co.	72,221
5,000	[3]	Northwestern Corp.	12,100
7,058	[3]	ONEOK, Inc.	133,890
2,671		Otter Tail Power Co.	73,185
4,023	[3]	PNM Resources, Inc.	89,270
3,356	[3]	Piedmont Natural Gas, Inc.	125,380
194		SJW Corp.	16,393
2,007	[3]	Semco Energy, Inc.	10,998
Shares or Principal Amount			Value
		COMMON STOCKS--continued[1]
		Utilities--continued
11,466	[2,3]	Sierra Pacific Resources	$42,310
1,382	[3]	South Jersey Industries, Inc.	48,342
4,452		Southern Union Co.	62,105
3,578	[3]	Southwest Gas Corp.	74,279
1,050		Southwest Water Co.	12,810
2,783	[2]	Southwestern Energy Co.	37,042
5,082		UGI Corp.	160,591
1,565		UIL Holdings Corp.	56,512
3,106		UniSource Energy Corp.	55,380
400		Unitil Corp.	9,608
5,825		WGL Holdings, Inc.	157,159
3,922		WPS Resources Corp.	158,057
6,700	[3]	Westar Energy, Inc.	94,202
		TOTAL	2,863,165
		TOTAL COMMON STOCKS (IDENTIFIED COST $64,077,331)	70,725,715
		CORPORATE BONDS--0.0%
		Industrials--0.0%
$262	[2]	TIMCO Aviation Services, Sub. Note, 8.00%, 1/2/2007	1
		Information Technology--0.0%
1,188		MicroStrategy, Inc., Unsecd. Note, Series A, 7.50%, 6/24/2007	942
		TOTAL CORPORATE BONDS (IDENTIFIED COST $0)	943
Shares			Value
		PREFERRED STOCKS--0.0%
		Health Care--0.0%
76	[2]	Genesis Health Ventures, Inc., Pfd. (IDENTIFIED COST $28,732)	$0
		U.S. TREASURY--0.8%[4]
620,000		U.S. Treasury Bill, 7/17/2003 (IDENTIFIED COST $618,485)	618,562
		MUTUAL FUNDS--30.1%
1,000		Gladstone Capital Corp.	18,320
4,930,810		Prime Value Obligations Fund, Class IS	4,930,810
17,933,742		Prime Value Obligations Fund, Class IS (held as collateral for securities lending)	17,933,742
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $22,882,602)	22,882,872
		TOTAL INVESTMENTS--124.0% (IDENTIFIED COST $87,607,150)[5]	94,228,092
		OTHER ASSETS AND LIABILITIES -- NET--(24.0)%	(18,245,525)
		TOTAL NET ASSETS--100%	$75,982,567

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trading costs. The total market value of open index futures contracts is $4,983,125 at April 30, 2003, which represents 6.6% of net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the index is 99.6%.

2 Non-income producing security.

3 Certain shares are temporarily on loan to unaffiliated broker/dealers.

4 Represents a security held as collateral which is used to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

5 The cost of investments for federal tax purposes amounts to $87,607,150.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
REIT	--Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2003 (unaudited)

Assets:
Total investments in securities, at value including $17,119,118 of securities loaned (identified cost $87,607,150)		$94,228,092
Cash		43,628
Income receivable		56,898
Receivable for investments sold		245,340
Receivable for shares sold		80,314
Receivable for daily variation margin		39,375

TOTAL ASSETS		94,693,647

Liabilities:
Payable for investments purchased	$109,133
Payable for shares redeemed	623,187
Payable on collateral due to broker	17,933,742
Accrued expenses	45,018

TOTAL LIABILITIES		18,711,080

Net assets for 7,960,558 shares outstanding		$75,982,567

Net Assets Consist of:
Paid in capital		$87,820,464
Net unrealized appreciation of investments and futures contracts		6,868,929
Accumulated net realized loss on investments and futures contracts		(18,721,760)
Undistributed net investment income		14,934

TOTAL NET ASSETS		$75,982,567

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value, offering price and redemption proceeds per share ($69,935,699 ÷ 7,320,413 shares outstanding)		$9.55

Class C Shares:
Net asset value and offering price per share ($6,046,868 ÷ 640,145 shares outstanding)		$9.45

Offering price per share (100/99.00 of $9.45)[1]		$9.55

Redemption proceeds per share (99.00/100 of $9.45)[1]		$9.36

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $227)			$503,426
Interest (including income on securities loaned of $12,187)			24,697

TOTAL INCOME			528,123

Expenses:
Management fee		$170,745
Custodian fees		61,627
Transfer and dividend disbursing agent fees and expenses		45,186
Directors'/Trustees' fees		1,995
Auditing fees		7,019
Legal fees		2,062
Portfolio accounting fees		53,140
Distribution services fee--Class C Shares		20,831
Shareholder services fee--Institutional Shares		78,429
Shareholder services fee--Class C Shares		6,944
Share registration costs		17,984
Printing and postage		40,197
Insurance premiums		704
Miscellaneous		346

TOTAL EXPENSES		507,209

Waivers and Reimbursement:
Waiver of management fee	$(129,298)
Waiver of shareholder services fee--Institutional Shares	(40,783)
Reimbursement of management fee	(267)

TOTAL WAIVERS AND REIMBURSEMENT		(170,348)

Net expenses			336,861

Net investment income			191,262

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(2,176,429)
Net realized gain on futures contracts			78,238
Net change in unrealized depreciation of investments and futures contracts			7,006,859

Net realized and unrealized gain on investments and futures contracts			4,908,668

Change in net assets resulting from operations			$5,099,930

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2003	Year Ended 10/31/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$191,262	$425,154
Net realized loss on investments and futures contracts	(2,098,191)	(14,913,760)
Net change in unrealized appreciation/depreciation of investments and futures contracts	7,006,859	1,675,269

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,099,930	(12,813,337)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(209,554)	(421,312)

Share Transactions:
Proceeds from sale of shares	19,949,199	92,151,376
Net asset value of shares issued to shareholders in payment of distributions declared	160,175	348,540
Cost of shares redeemed	(15,814,600)	(100,236,188)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,294,774	(7,736,272)

Change in net assets	9,185,150	(20,970,921)

Net Assets:
Beginning of period	66,797,417	87,768,338

End of period (including undistributed net investment income of $14,934 and $33,226, respectively)	$75,982,567	$66,797,417

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2003 (unaudited)

ORGANIZATION

Federated Index Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of the approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended April 30, 2003, the Fund had realized gain on future contracts of $78,238. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At April 30, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2003	25 Russell 2000 Index Futures	Long	247,987

Securities Lending

The Fund participates in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of April 30, 2003, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Market Value of Collateral
$17,119,118	$17,933,742

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,106,148	$18,932,576	8,039,749	$89,498,691
Shares issued to shareholders in payment of distributions declared	17,732	160,175	32,037	348,540
Shares redeemed	(1,675,424)	(15,182,965)	(9,238,628)	(98,304,575)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	448,456	$3,909,786	(1,166,842)	$(8,457,344)

	Six Months Ended 4/30/2003		Year Ended 10/31/2002
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	112,155	$1,016,623	243,443	$2,652,685
Shares redeemed	(71,346)	(631,635)	(172,345)	(1,931,613)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	40,809	$384,988	71,098	$721,072

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	489,265	$4,294,774	(1,095,744)	$(7,736,272)

FEDERAL TAX INFORMATION

At April 30, 2003, the cost of investments for federal tax purposes was $87,607,150. The net unrealized appreciation of investments for federal tax purposes was $6,620,942. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,483,922 and net unrealized depreciation from investments for those securities having an excess of cost over value of $14,862,980.

At October 31, 2002, the Fund had a capital loss carryforward of $10,219,136 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,591,631

2010	$ 8,627,505

MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Investment Management Company, the Fund's manager (the "Manager"), receives for its services an annual investment management fee equal to 0.50% of the Fund's average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a sub-management agreement between the Manager and Fund Asset Management L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the "Sub-Manager"), the Sub-Manager receives an annual fee from the Manager equal to 0.030% of the Fund's average daily net assets.

Prior to March 27, 2003, the sub-manager was Deutsche Asset Management, Inc.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund's Manager. The Manager has agreed to reimburse certain investment adviser fees as a result of these transactions.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class C Shares. The Plan provides that the Fund may incur distribution expenses up to 0.75% of the average daily net assets of Class C Shares annually, to compensate FSC.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Federated Services Company ("FServ"), through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2003, were as follows:

Purchases	$4,206,949

Sales	$3,106,781

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

3052012 (6/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Index Trust

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        June 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        June 25, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        June 24, 2003